UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

Weiss Alternative Balanced Risk Fund

Class K – weikx
Investor Class – weizx

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.weissfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 866-530-2690 or by sending an email request to investorrelations@gweiss.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 866-530-2690 or send an email request to investorrelations@gweiss.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Annual Report

October 31, 2019

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) is our multi-asset class solution seeking to offer superior liquidity, improved relative returns, and moderate volatility consistent with the expectations of fixed income investors. The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced portfolio that is optimized for a variety of market climates, and with a lower correlation to traditional fixed income and equity asset classes.  The portfolio consists of investments in three diversified asset classes, including equities, fixed income, and an allocation to market neutral strategies designed to attempt to generate uncorrelated alpha.

I.	Mutual Fund Performance Review

•	Annual Performance Review, including portfolio attribution

•
For the full fiscal year ending October 31, 2019, the Weiss Alternative Balanced Risk Fund (“Weiss ABR”) turned in its best full year since inception, finishing up +12.76% on a net total return basis. This result in 2019 was particularly well received after our yeoman’s effort to preserve positive investor capital returns in 2018 when both equities and fixed income declined appreciably. Fund volatility as measured by the 252-day historical annualized standard deviation was 4.67%. Similarly, the benchmark Bloomberg Barclays US Aggregate Bond Index finished the same fiscal year 2019 period up +11.51% and with a trailing annualized volatility of 3.16%. We were pleased to again outperform our benchmark, particularly given the strength in the fixed income asset classes as a result of the Federal Reserve’s newly commenced round of easing mid-year. We reiterate the importance of our returns in 2019 because of the Fund’s ability to weather market volatility in 2018 and still deliver attractive outperformance in 2019 when traditional asset classes bounced back. It highlights the importance of equal risk weighting to better manage portfolio volatility coupled with the inclusion of our market neutral alpha component.

•
Fund performance dramatically benefitted from exposure to the equity and fixed income components, up +12.23% and +16.24% for the fiscal year, respectively. Derivatives are utilized for some of these assets only to provide a more capital efficient exposure to our long only passive equity and long only fixed income. We do not use the derivatives in these long only exposures to generate enhanced leverage.  Once again, we observed a positive correlation of the annual return for these two bellwether asset classes.

•
The fixed income component’s outperformance was propelled by a very strong showing throughout the year in longer dated Treasury securities and investment grade corporate bonds. However, high yield credit underperformed its fixed income peers, perhaps slowed by still relatively higher spreads over treasuries.

•
As mentioned, the equity component also turned in a nice performance, led by large-cap securities. The outperformance reversed substantial underperformance in the first fiscal quarter of 2019 with positive returns jumping from the start of the calendar year and continuing almost unimpeded all the way to the end the fiscal year end.

•
Market neutral alpha turned in a complementary performance, finishing the fiscal year up +10.56%. Owing to its low net exposure, its contribution to overall fund volatility was less than 10% for the period.

WEISS ALTERNATIVE BALANCED RISK FUND

•	Portfolio composition and other analysis

•
In the 2019 fiscal year, the Fund’s exposure to the fixed income component averaged 60.1%. Given that bonds led returns among all three components, it was advantageous that our portfolio allocation algorithm had allocated the most exposure to the asset class. The equity component averaged 14.6%, down from the prior year’s value of 21.3%. The alpha component averaged approximately 25.3%.

•
Overall portfolio risk for the Fund was 4.67% (Source: Bloomberg, 252-day trailing volatility, annualized). The figure is up from last year but welcomed owing to the sizeable outperformance. The contribution to the Fund’s overall portfolio risk for the fixed income, equity, and alpha components was 52.9%, 37.9% and 9.2%, respectively.

•	Market and economic outlook

•
2018 was a year about globalization being challenged by populism, trade wars and the withdrawing of liquidity with the end of Quantitative Easing.  Fears about growth began early in the year in Europe, Asia and emerging markets and as the year closes have spread to the US.  2019 will continue to be a transition year in globalization with a recognition that these are structural issues.  Overall, we see 2019 as a volatile year where a lack of visibility over the global economy and corporate earnings cause uncertainty for investors favoring fixed income over equities in the first half of the year and then equities over fixed income in the second half.

Sincerely,

/s/ Weiss Portfolio Managers

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Standard Deviation is a measure of the dispersion of a set of data from its mean.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad base index, maintained by Barclays Capital, and is often used to represent investment grade bonds being traded in United States.

Morningstar Multi-alternative Category – the category funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

WEISS ALTERNATIVE BALANCED RISK FUND

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Investments in debt securities typically decrease in value when interest rates rise.

This risk is usually greater for longer-term debt securities. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of October 31, 2019

	One Year	Since Inception(1)(2)
Class K	12.76%	5.88%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	11.51%	3.62%

Investor Class	12.36%	6.68%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	11.51%	4.24%

(1)	Inception Date of Class K was December 1, 2015.
(2)	Inception Date of Investor Class was February 28, 2017.
(3)
The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities.  The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.  The securities that compromised the Barclays U.S. Aggregate Bond Index may differ substantially from the securities in the Funds’ portfolio.  It is not possible to directly invest in an index.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
October 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(5/1/2019 to
	(10/31/2019)	(5/1/2019)	(10/31/2019)	10/31/2019)
Class K
Actual(2)(3)	3.33%	$1,000.00	$1,055.30	$17.25
Hypothetical (5% annual return
before expenses)(4)	3.33%	$1,000.00	$1,008.42	$16.86

Investor Class
Actual(2)(3)	3.68%	$1,000.00	$1,052.80	$19.04
Hypothetical (5% annual return
before expenses)(4)	3.68%	$1,000.00	$1,006.65	$18.61

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from May 1, 2019 through October 31, 2019, of 5.53% and 5.28% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.77 and $9.57 respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.63 and $9.40, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
October 31, 2019

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long exchange traded funds, long convertible preferred stocks, long warrants, long short-term investments, purchased options, long swap contracts, long forward currency contracts and long futures contracts as of October 31, 2019. Data expressed excludes securities sold short, written options, short swap contracts, short forward currency contracts, short futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, Schedule of Open Forward Currency Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap, forward currency and futures contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
October 31, 2019

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, short swap contracts, short forward currency contracts and short futures contracts as of October 31, 2019. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, Schedule of Open Forward Currency Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of option, swap, forward currency and futures contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments
October 31, 2019

	Shares	Value
LONG COMMON STOCKS – 45.49%

Aerospace & Defense – 0.87%
The Boeing Company	136	$46,228
Huntington Ingalls Industries, Inc.	181	40,844
Kratos Defense & Security Solutions, Inc. (a)	6,420	121,210
Lockheed Martin Corporation	193	72,699
Northrop Grumman Corporation	308	108,564
Parsons Corporation (a)	474	16,874
Raytheon Company	286	60,692
Spirit AeroSystems Holdings, Inc., Class A	1,102	90,166
Textron, Inc.	1,092	50,330
Triumph Group, Inc.	235	4,881
United Technologies Corporation	1,504	215,944
		828,432
Air Freight & Logistics – 0.21%
Air Transport Services Group, Inc. (a)	456	9,535
DSV Panalpoma A/S (b)	210	20,410
FedEx Corporation	1,001	152,813
United Parcel Service, Inc., Class B	143	16,469
		199,227
Airlines – 0.33%
Air Canada (a)(b)	255	9,080
Air France-KLM (a)(b)	26	310
American Airlines Group, Inc.	1,359	40,852
Delta Air Lines, Inc.	3,861	212,664
Deutsche Lufthansa AG (b)	1,684	29,172
Spirit Airlines, Inc. (a)	648	24,339
		316,417
Automobiles – 0.12%
General Motors Company	3,147	116,943

Banks – 0.79%
Citigroup, Inc.	2,503	179,866
Citizens Financial Group, Inc.	1,787	62,831
First BanCorp (b)	261	2,746
First Horizon National Corporation	2,145	34,256
Huntington Bancshares, Inc.	6,435	90,927
M&T Bank Corporation	154	24,106
PacWest Bancorp	1,215	44,943
Popular, Inc. (b)	4,050	220,563

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Banks – 0.79% (Continued)
Synovus Financial Corporation	1,430	$48,434
Umpqua Holdings Corporation	2,503	39,597
		748,269
Beverages – 0.09%
The Boston Beer Company, Inc., Class A (a)	92	34,450
National Beverage Corporation (a)	1,239	54,466
		88,916
Biotechnology – 2.06%
AbbVie, Inc. (h)	733	58,310
ACADIA Pharmaceuticals, Inc. (a)	1,375	58,314
Acceleron Pharma, Inc. (a)	229	10,275
Achillion Pharmaceuticals, Inc. (a)	19,597	125,617
Albireo Pharma, Inc. (a)	553	10,159
Aldeyra Therapeutics, Inc. (a)	3,160	17,664
Alexion Pharmaceuticals, Inc. (a)	79	8,327
Alnylam Pharmaceuticals, Inc. (a)	32	2,776
Amarin Corporation plc – ADR (a)(b)	80	1,314
Applied Genetic Technologies Corporation/DE (a)	244	739
Argenx SE – ADR (a)(b)	553	67,720
ArQule, Inc. (a)	1,122	11,343
Arrowhead Pharmaceuticals, Inc. (a)	32	1,282
Ascendis Pharma A/S – ADR (a)(b)	16	1,769
Autolus Therapeutics plc (a)(b)	802	9,600
BELLUS Health, Inc. (a)(b)	694	4,636
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	1,659	76,181
BioMarin Pharmaceutical, Inc. (a)	560	40,998
bluebird Bio, Inc. (a)	47	3,807
Celgene Corporation (a)	6,925	748,108
Clovis Oncology, Inc. (a)	1,027	3,256
Dynavax Technologies Corporation (a)	732	3,726
Eiger BioPharmaceuticals, Inc. (a)	2,212	24,111
Epizyme, Inc. (a)	918	10,566
Exact Sciences Corporation (a)	178	15,486
Exelixis, Inc. (a)	1,540	23,793
Fate Therapeutics, Inc. (a)	316	4,724
Fennec Pharmaceuticals, Inc. (a)	401	2,097
FibroGen, Inc. (a)	264	10,336
Gilead Sciences, Inc.	382	24,337
Global Blood Therapeutics, Inc. (a)	164	7,864
Gossamer Bio, Inc. (a)	16	329

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Biotechnology – 2.06% (Continued)
Heron Therapeutics, Inc. (a)	489	$10,391
Incyte Corporation (a)	465	39,023
Insmed, Inc. (a)	662	12,307
Intercept Pharmaceuticals, Inc. (a)	229	16,667
Ionis Pharmaceuticals, Inc. (a)	158	8,804
Iovance Biotherapeutics, Inc. (a)	318	6,719
KalVista Pharmaceuticals, Inc. (a)	853	9,042
Karyopharm Therapeutics, Inc. (a)	413	4,832
Merus NV (a)(b)	489	7,658
Mirati Therapeutics, Inc. (a)	129	12,149
Neon Therapeutics, Inc. (a)	174	367
Neurocrine Biosciences, Inc. (a)	802	79,791
ObsEva SA (a)(b)	387	2,988
Progenics Pharmaceuticals, Inc. (a)	802	4,259
Regeneron Pharmaceuticals, Inc. (a)	16	4,900
Repligen Corporation (a)	244	19,396
Rigel Pharmaceuticals, Inc. (a)	8,160	16,728
Rocket Pharmaceuticals, Inc. (a)	316	4,595
Sage Therapeutics, Inc. (a)	16	2,170
Sangamo Therapeutics, Inc. (a)	489	4,425
Sarepta Therapeutics, Inc. (a)	129	10,715
Seattle Genetics, Inc. (a)	316	33,938
Spark Therapeutics, Inc. (a)	1,138	124,235
Stemline Therapeutics, Inc. (a)	477	4,770
Turning Point Therapeutics, Inc. (a)	16	614
Tyme Technologies, Inc. (a)	802	1,067
Vanda Pharmaceuticals, Inc. (a)	459	6,201
Vertex Pharmaceuticals, Inc. (a)	582	113,769
Voyager Therapeutics, Inc. (a)	158	2,432
		1,954,516
Building Products – 0.11%
Masco Corporation	1,092	50,505
Owens Corning	901	55,213
		105,718
Capital Markets – 0.54%
The Bank New York Mellon Corporation	357	16,690
MLP SE (b)	4,853	24,789
Moelis & Company, Class A	775	27,652
Morgan Stanley	2,463	113,421
Tradeweb Markets, Inc., Class A	1,621	67,677

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Capital Markets – 0.54% (Continued)
Virtu Financial, Inc., Class A	8,856	$150,198
WisdomTree Investments, Inc.	22,260	113,749
		514,176
Chemicals – 0.62%
Albemarle Corporation	430	26,118
Axalta Coating Systems Ltd. (a)(b)(h)	11,439	337,336
Huntsman Corporation	2,308	51,076
Linde plc (b)	55	10,909
Orion Engineered Carbons SA (b)	643	10,648
RPM International, Inc.	927	67,143
The Sherwin-Williams Company	153	87,565
		590,795
Commercial Services & Supplies – 0.28%
Covanta Holding Corporation	6,674	96,373
IAA, Inc. (a)	2,766	105,523
Waste Management, Inc.	540	60,593
		262,489
Communications Equipment – 0.81%
Acacia Communications, Inc. (a)	1,099	72,160
Calix, Inc. (a)	10,080	77,112
Ciena Corporation (a)	3,542	131,479
Cisco Systems, Inc.	969	46,037
CommScope Holding Company, Inc. (a)	11,625	130,200
F5 Networks, Inc. (a)	1,077	155,174
Infinera Corporation (a)	3,060	17,105
Juniper Networks, Inc.	2,713	67,337
Lumentum Holdings, Inc. (a)	382	23,936
NETGEAR, Inc. (a)	1,771	48,118
		768,658
Construction & Engineering – 0.11%
Dycom Industries, Inc. (a)	1,987	90,587
SNC-Lavalin Group, Inc. (b)	529	9,563
		100,150
Construction Materials – 0.09%
Eagle Materials, Inc.	459	41,925
Summit Materials, Inc., Class A (a)	815	18,688
Vulcan Materials Company	189	27,002
		87,615

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Consumer Finance – 0.13%
Ally Financial, Inc.	1,550	$47,477
Discover Financial Services	963	77,290
		124,767
Containers & Packaging – 0.03%
Berry Global Group, Inc. (a)	158	6,559
WestRock Company	465	17,377
		23,936
Diversified Telecommunication Services – 0.78%
Intelsat SA (a)(b)	3,911	99,300
Zayo Group Holdings, Inc. (a)	18,724	639,237
		738,537
Electric Utilities – 1.66%
Alliant Energy Corporation	2,925	156,020
American Electrical Power Company, Inc.	5,713	539,250
Electricite de France SA (b)	810	8,368
Entergy Corporation	2,078	252,435
Eversource Energy	1,550	129,797
Exelon Corporation	1,064	48,401
FirstEnergy Corporation	8,367	404,293
Orsted A/S (b)	464	40,726
		1,579,290
Electrical Equipment – 0.18%
AMETEK, Inc.	664	60,856
Bloom Energy Corporation, Class A (a)	1,580	4,835
Emerson Electric Company	948	66,502
Siemens Gamesa Renewable Energy SA (b)	1,590	21,889
Vestas Wind Systems A/S (b)	238	19,389
		173,471
Electronic Equipment, Instruments & Components – 0.56%
Coherent, Inc. (a)	134	19,955
Flex Ltd. (a)(b)	5,355	62,921
FLIR Systems, Inc.	1,932	99,614
Hitachi Ltd. (b)	1,992	74,346
II-VI, Inc. (a)	924	30,631
Ingenico Group SA (b)	922	98,590
SYNNEX Corporation	1,274	150,001
		536,058

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Entertainment – 0.75%
Activision Blizzard, Inc.	1,735	$97,212
AMC Entertainment Holdings, Inc.	2,156	20,202
Electronic Arts, Inc. (a)	165	15,906
The Madison Square Garden Company, Class A (a)	49	13,079
Netflix, Inc. (a)	57	16,382
Take-Two Interactive Software, Inc. (a)	1,327	159,704
The Walt Disney Company	1,321	171,624
World Wrestling Entertainment, Inc., Class A	137	7,677
Zynga, Inc., Class A (a)	34,130	210,582
		712,368
Food & Staples Retailing – 0.03%
Alimentation Couche-Tard, Inc., Class B (b)	1,001	30,020

Food Products – 0.28%
BRF SA – ADR (a)(b)	4,263	37,344
Cal-Maine Foods, Inc. (a)	358	14,281
Kellogg Company	944	59,972
Mondelez International, Inc., Class A	121	6,346
Pilgrim’s Pride Corporation (a)	1,368	41,532
The Simply Good Foods Company (a)	2,079	51,019
TreeHouse Foods, Inc. (a)	948	51,211
		261,705
Health Care Equipment & Supplies – 0.34%
ABIOMED, Inc. (a)(h)	155	32,175
AtriCure, Inc. (a)	79	2,101
Boston Scientific Corporation (a)	977	40,741
Cardiovascular Systems, Inc. (a)	158	7,034
DexCom, Inc. (a)	489	75,423
Edwards Lifesciences Corporation (a)	158	37,664
GenMark Diagnostics, Inc. (a)	1,422	7,977
Glaukos Corporation (a)	79	5,043
iRhythm Technologies, Inc. (a)	237	15,836
Penumbra, Inc. (a)	32	4,991
Silk Road Medical, Inc. (a)	158	5,233
STAAR Surgical Company (a)	286	9,375
Stryker Corporation	79	17,085
Tactile Systems Technology, Inc. (a)	158	7,176
Tandem Diabetes Care, Inc. (a)	244	15,026
Valeritas Holdings, Inc. (a)	107	158

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Health Care Equipment & Supplies – 0.34% (Continued)
ViewRay, Inc. (a)	1,360	$3,536
Wright Medical Group NV (a)(b)	1,580	32,864
		319,438
Health Care Providers & Services – 0.09%
Amedisys, Inc. (a)	200	25,704
Centene Corporation (a)	161	8,546
Guardant Health, Inc. (a)	61	4,240
Humana, Inc.	158	46,484
Owens & Minor, Inc.	316	2,127
		87,101
Health Care Technology – 0.00%
Livongo Health, Inc. (a)	77	1,662

Hotels, Restaurants & Leisure – 1.25%
BJ’s Restaurants, Inc.	168	6,651
Carnival Corporation (b)	1,479	63,434
Cedar Fair LP	188	10,485
Darden Restaurants, Inc.	542	60,850
Dine Brands Global, Inc.	1,383	101,166
Dunkin’ Brands Group, Inc.	844	66,355
Extended Stay America, Inc.	4,718	67,043
Hilton Grand Vacations, Inc. (a)	5,141	178,547
Hyatt Hotels Corporation, Class A	462	34,530
Las Vegas Sands Corporation	2,754	170,307
Marriott International, Inc., Class A	323	40,876
Penn National Gaming, Inc. (a)	2,002	42,673
Royal Caribbean Cruises Ltd. (b)(h)	3,003	326,816
Six Flags Entertainment Corporation	385	16,243
Texas Roadhouse, Inc.	1	57
		1,186,033
Household Durables – 0.25%
D.R. Horton, Inc.	1,144	59,911
KB Home	1,378	49,181
Lennar Corporation, Class A	434	25,866
Newell Brands, Inc.	2,901	55,032
NVR, Inc. (a)	10	36,366
Roku, Inc. (a)	77	11,334
		237,690

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Household Products – 0.28%
The Procter & Gamble Company	892	$111,063
Spectrum Brands Holdings, Inc.	3,036	152,438
		263,501
Independent Power and Renewable Electricity Producers – 0.05%
NRG Energy, Inc.	1,180	47,342

Industrial Conglomerates – 0.28%
Carlisle Companies, Inc.	262	39,895
Honeywell International, Inc. (h)	1,336	230,767
		270,662
Insurance – 1.19%
American International Group, Inc. (h)	1,430	75,733
Argo Group International Holdings Ltd. (b)	874	54,074
Arthur J. Gallagher & Company	1,540	140,479
Assured Guaranty Ltd. (b)	1,540	72,257
Athene Holding Ltd., Class A (a)(b)	3,322	144,009
Axis Capital Holdings Ltd. (b)	3,490	207,411
Brown & Brown, Inc.	2,875	108,330
BRP Group, Inc., Class A (a)	1,025	16,605
Fairfax Financial Holdings Ltd. (b)	358	151,670
Lincoln National Corporation	500	28,240
The Travelers Companies, Inc.	307	40,235
Willis Towers Watson plc (b)	500	93,450
		1,132,493
Interactive Media & Services – 0.35%
Alphabet, Inc., Class A (a)	177	222,808
Twitter, Inc. (a)	3,574	107,113
		329,921
Internet & Direct Marketing Retail – 0.07%
Amazon.com, Inc. (a)	21	37,310
Expedia Group, Inc.	243	33,208
		70,518
IT Services – 1.19%
Amadeus IT Group SA (b)	243	17,977
Carbonite, Inc. (a)	2,370	40,693
DXC Technology Company	3,473	96,098
EVERTEC, Inc. (b)	5,257	160,812
Evo Payments, Inc., Class A (a)	3,196	90,862

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
IT Services – 1.19% (Continued)
InterXion Holding NV (a)(b)	3,973	$350,498
LiveRamp Holdings, Inc. (a)	1,716	67,078
Okta, Inc. (a)	48	5,235
Paychex, Inc.	395	33,038
PayPal Holdings, Inc. (a)	1,072	111,595
Science Applications International Corporation	1,270	104,927
Shopify, Inc., Class A (a)(b)	31	9,721
Twilio, Inc., Class A (a)	469	45,287
		1,133,821
Leisure Products – 0.00%
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127	865

Life Sciences Tools & Services – 0.04%
Adaptive Biotechnologies Corporation (a)	47	1,225
Bruker Corporation	161	7,165
Fluidigm Corporation (a)	1,580	7,774
NanoString Technologies, Inc. (a)	414	9,356
Pacific Biosciences of California, Inc. (a)	1,760	8,518
		34,038
Machinery – 0.94%
Allison Transmission Holdings, Inc.	214	9,333
Caterpillar, Inc.	313	43,131
Deere & Company	528	91,946
Dover Corporation	1,191	123,733
Fortive Corporation	884	60,996
Harsco Corporation (a)	466	9,446
Ingersoll-Rand plc (b)	141	17,891
Pentair plc (b)	1,497	62,081
Rexnord Corporation (a)	117	3,310
Stanley Black & Decker, Inc.	243	36,773
The Timken Company	672	32,928
WABCO Holdings, Inc. (a)	3,021	406,687
		898,255
Marine – 0.02%
Star Bulk Carriers Corporation (a)(b)	1,787	19,032

Media – 0.49%
Altice USA, Inc., Class A (a)	5,005	154,905
comScore, Inc. (a)	34,204	79,011

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Media – 0.49% (Continued)
The Interpublic Group of Companies, Inc.	688	$14,964
Nexstar Media Group, Inc., Class A	1,729	168,214
Sinclair Broadcast Group, Inc., Class A	1,319	52,549
		469,643
Multiline Retail – 0.03%
Target Corporation	292	31,218

Multi-Utilities – 1.14%
Ameren Corporation	3,308	257,032
CenterPoint Energy, Inc.	4,575	132,995
CMS Energy Corporation	3,794	242,512
Consolidated Edison, Inc. (h)	471	43,436
Dominion Energy, Inc. (h)	4,680	386,334
Engie SA (b)	398	6,664
RWE AG (b)	636	19,382
		1,088,355
Oil, Gas & Consumable Fuels – 3.31%
Ardmore Shipping Corporation (a)(b)	1,820	14,542
BP plc – ADR (b)	5,186	196,601
Buckeye Partners LP	9,155	379,566
Callon Petroleum Company (a)	55,115	209,437
Cimarex Energy Company	3,357	141,733
Concho Resources, Inc.	438	29,574
ConocoPhillips	5,102	281,630
CONSOL Energy, Inc. (a)	498	6,589
Crestwood Equity Partners LP	852	30,791
Diamondback Energy, Inc.	2,459	210,884
Energy Transfer LP	4,649	58,531
Enterprise Products Partners LP	723	18,820
EOG Resources, Inc. (h)	3,092	214,307
Equinor ASA – ADR (b)	930	17,214
GasLog Ltd. (b)	2,477	33,960
Golar LNG Ltd. (b)	592	8,152
Green Plains, Inc. (a)	2,274	28,038
Marathon Oil Corporation	14,604	168,384
Noble Energy, Inc.	2,814	54,198
Northern Oil and Gas, Inc. (a)	28,423	55,709
Occidental Petroleum Corporation (h)	2,808	113,724
ONEOK, Inc. (h)	2,119	147,970

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Oil, Gas & Consumable Fuels – 3.31% (Continued)
Parsley Energy, Inc., Class A	10,252	$162,084
PDC Energy, Inc. (a)	3,138	62,603
Peabody Energy Corporation	474	4,991
Pioneer Natural Resources Company	1,118	137,536
Plains All American Pipeline LP	5,956	107,982
Royal Dutch Shell plc – ADR (b)	1,022	59,245
The Williams Companies. Inc.	1,240	27,664
WPX Energy, Inc. (a)	16,820	167,864
		3,150,323
Paper & Forest Products – 0.05%
Louisiana-Pacific Corporation	1,470	42,968

Pharmaceuticals – 1.37%
Acasti Pharma, Inc. (a)(b)	808	1,487
Aerie Pharmaceuticals, Inc. (a)	159	3,528
Alimera Sciences, Inc. (a)	1,327	398
Allergan plc (b)	4,445	782,809
AstraZeneca plc – ADR (b)	1,738	85,214
Bristol Myers-Squibb Company	1,013	58,116
Cymabay Therapeutics, Inc. (a)	1,027	4,611
GW Pharmaceuticals plc – ADR (a)(b)(h)	214	28,637
Horizon Therapeutics plc (a)(b)	272	7,864
Intersect ENT, Inc. (a)	412	7,342
Intra-Cellular Therapies, Inc. (a)	615	5,689
Merck & Company, Inc.	387	33,537
MyoKardia, Inc. (a)	158	9,058
Newron Pharmaceuticals SpA (a)(b)	474	3,224
Novartis AG – ADR (b)	316	27,631
Paratek Pharmaceuticals, Inc. (a)	695	2,144
Reata Pharmaceuticals, Inc., Class A (a)	80	16,486
Sanofi – ADR (b)	2,694	124,140
Sanofi (b)	917	84,536
TherapeuticsMD, Inc. (a)	2,333	6,206
Urovant Sciences Ltd. (a)(b)	253	2,414
Zogenix, Inc. (a)	231	10,314
		1,305,385
Professional Services – 0.09%
Teleperformance (b)	381	86,443

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Real Estate Investment Trusts (REITs) – 12.78%
American Assets Trust, Inc.	9,233	$452,048
Americold Realty Trust	8,648	346,698
Apartment Investment & Management Company, Class A	8,073	443,046
AvalonBay Communities, Inc.	532	115,795
Boston Properties, Inc.	2,528	346,842
Corporate Office Properties Trust	2,189	64,882
CyrusOne, Inc.	2,789	198,800
Douglas Emmett, Inc.	11,882	514,728
Duke Realty Corporation	12,832	450,916
EastGroup Properties, Inc.	2,308	309,157
Equity LifeStyle Properties, Inc.	9,367	655,128
Equity Residential	2,058	182,462
Four Corners Property Trust, Inc.	17,389	498,195
Healthcare Trust of America, Inc., Class A	17,797	551,707
Host Hotels & Resorts, Inc.	1,430	23,438
Hudson Pacific Properties, Inc.	16,402	589,160
National Health Investors, Inc.	7,345	630,128
National Retail Properties, Inc.	13,954	822,030
Outfront Media, Inc.	5,471	143,942
RPT Realty	38,413	556,989
Sabra Health Care REIT, Inc.	6,238	153,455
SITE Centers Corporation	5,775	89,686
Spirit Realty Capital, Inc.	14,084	701,947
UDR, Inc.	14,036	705,309
Urban Edge Properties	15,176	320,365
VICI Properties, Inc.	47,682	1,122,911
Vornado Realty Trust	5,024	329,725
Weingarten Realty Investors	25,497	809,020
Weyerhaeuser Company	1,032	30,145
		12,158,654
Road & Rail – 1.06%
Canadian National Railway Company (b)	2,825	252,470
Celadon Group, Inc. (a)	1,787	1,751
Covenant Transportation Group, Inc., Class A (a)	5,963	91,651
Heartland Express, Inc.	206	4,305
Knight-Swift Transportation Holdings, Inc., Class A	755	27,527
Landstar System, Inc.	1,344	152,074
Norfolk Southern Corporation	615	111,930
Old Dominion Freight Line, Inc.	154	28,040
Ryder System, Inc.	429	20,862

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Road & Rail – 1.06% (Continued)
TFI International, Inc. (b)	2,145	$68,351
Union Pacific Corporation	1,516	250,837
		1,009,798
Semiconductors & Semiconductor Equipment – 1.98%
Advanced Micro Devices, Inc. (a)(h)	5,668	192,315
Applied Materials, Inc.	795	43,137
ASML Holding NV – ADR (b)(h)	1,240	324,843
Broadcom, Inc.	215	62,963
Infineon Technologies AG (b)	2,370	45,904
KLA Corporation	429	72,518
Lam Research Corporation	130	35,235
MACOM Technology Solutions Holdings, Inc. (a)	5,292	120,340
Marvell Technology Group Ltd. (b)	632	15,414
Microchip Technology, Inc.	1,134	106,925
Micron Technology, Inc. (a)	3,519	167,328
NVIDIA Corporation	214	43,018
NXP Semiconductors NV (b)	1,841	209,285
QUALCOMM, Inc.	1,053	84,703
Taiwan Semiconductor Manufacturing Company Ltd. – ADR (b)	3,845	198,517
Tokyo Electron Ltd. (b)	638	129,258
Xperi Corporation	1,610	32,691
		1,884,394
Software – 3.26%
2U, Inc. (a)(h)	9,179	164,534
Adobe, Inc. (a)	689	191,494
Alteryx, Inc., Class A (a)	179	16,379
Anaplan, Inc. (a)	731	34,503
Atlassian Corporation plc, Class A (a)(b)	65	7,851
Avaya Holdings Corporation (a)	13,899	168,039
BlackBerry Ltd. (a)(b)	42,386	222,950
Bottomline Technologies DE, Inc. (a)	5,515	225,839
Box, Inc., Class A (a)	3,180	53,806
Cadence Design Systems, Inc. (a)	810	52,934
Cerence, Inc. (a)	5,143	79,717
CommVault Systems, Inc. (a)	924	45,895
CrowdStrike Holdings, Inc., Class A (a)	483	24,107
CyberArk Software Ltd. (a)(b)	348	35,350
Datadog, Inc., Class A (a)	237	7,961
The Descartes Systems Group, Inc. (a)(b)	173	6,731
FireEye, Inc. (a)	9,509	150,623

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Software – 3.26% (Continued)
ForeScout Technologies, Inc. (a)	2,480	$76,285
Fortinet, Inc. (a)	429	34,989
Microsoft Corporation	2,630	377,063
Nutanix, Inc., Class A (a)	5,812	169,827
Palo Alto Networks, Inc. (a)	755	171,679
Paylocity Holding Corporation (a)	385	39,501
Ping Identity Holding Corporation (a)	966	16,142
Proofpoint, Inc. (a)	385	44,417
RingCentral, Inc., Class A (a)	419	67,677
SailPoint Technologies Holdings, Inc. (a)	1,694	32,796
salesforce.com, Inc. (a)	1,326	207,506
ServiceNow, Inc. (a)	395	97,668
Smartsheet, Inc., Class A (a)	620	24,428
SS&C Technologies Holdings, Inc.	2,354	122,432
TiVo Corporation	4,740	38,584
Zendesk, Inc. (a)	1,232	87,041
		3,096,748
Special Purpose Acquisition Vehicle – 0.96%
Diamond Eagle Acquisition Corporation, Class A (a)	582	5,867
Tiberius Acquisition Corporation (a)	29,450	336,025
Virgin Galactic Holdings, Inc. (a)	60,712	571,300
		913,192
Specialty Retail – 0.10%
AutoNation, Inc. (a)	152	7,729
The Home Depot, Inc.	156	36,594
Lowe’s Companies, Inc.	418	46,653
		90,976
Technology Hardware, Storage & Peripherals – 0.55%
Apple, Inc. (h)	1,237	307,716
Dell Technologies, Inc. (a)	3,290	174,008
Diebold Nixdorf, Inc. (a)	929	6,503
NCR Corporation (a)	790	23,076
Stratasys Ltd. (a)(b)	609	12,594
		523,897
Thrifts & Mortgage Finance – 0.13%
Essent Group Ltd. (b)	159	8,282
MGIC Investment Corporation	8,100	111,051
		119,333

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Tobacco – 0.14%
Altria Group, Inc.	758	$33,951
Philip Morris International, Inc.	1,170	95,285
		129,236
Trading Companies & Distributors – 0.08%
United Rentals, Inc. (a)	229	30,587
W.W. Grainger, Inc.	159	49,105
		79,692
Water Utilities – 0.08%
California Water Service Group	1,430	80,037

Wireless Telecommunication Services – 0.12%
Vodafone Group plc – ADR (b)	5,535	113,025
Total Long Common Stocks
(Cost $42,416,767)		43,268,162

LONG CONVERTIBLE PREFERRED STOCKS – 0.25%

Electric Utilities – 0.16%
American Electric Power Company, Inc.
6.125%, 3/15/2022	890	48,941
NextEra Energy, Inc.
4.872%, 9/1/2022	1,115	56,709
The Southern Company
6.750%, 8/1/2022	852	45,292
		150,942
Multi-Utilities – 0.06%
Dominion Energy, Inc.
7.250%, 6/1/22	513	54,999

Water Utilities – 0.03%
Aqua America, Inc.
6.000%, 4/30/22	564	33,981
Total Long Convertible Preferred Stocks
(Cost $225,307)		239,922

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
LONG EXCHANGE TRADED FUNDS – 44.86%
Consumer Staples Select Sector SPDR Fund	616	$37,675
Health Care Select Sector SPDR Fund	74	7,012
Industrial Select Sector SPDR Fund	926	72,700
Invesco QQQ Trust Series 1	795	156,679
Invesco S&P 500 Equal Weight ETF (c)	53,234	5,824,332
iShares 20+ Year Treasury Bond ETF (h)	2,687	379,512
iShares 7-10 Year Treasury Bond ETF	2,136	240,321
iShares iBoxx High Yield Corporate Bond ETF (c)	200,063	17,367,469
iShares iBoxx $Investment Grade Corporate Bond ETF (c)	136,030	17,372,391
iShares MSCI Brazil ETF	1,346	60,032
iShares MSCI Germany ETF	1,081	30,863
iShares MSCI India ETF	2,023	70,097
iShares Russell 1000 Value ETF	327	42,533
iShares Transportation Average ETF	231	43,594
iShares U.S. Home Construction ETF	462	20,626
ProShares VIX Short-Term Futures ETF (a)	1,966	31,967
SPDR S&P 500 ETF Trust (h)	1,398	424,055
SPDR S&P Oil & Gas Exploration & Production ETF (h)	3,285	69,379
United States Oil Fund LP (a)	9,006	101,768
Vanguard Real Estate ETF	3,361	316,942
Total Long Exchange Traded Funds
(Cost $40,876,168)		42,669,947

LONG WARRANTS – 0.00%
Valeritas Holdings, Inc. (a)(g)	1,688	—
Total Long Warrants
(Cost $17)		—

		Notional
PURCHASED OPTIONS (a) – 0.30%	Contracts (d)	Amount

Purchased Call Options – 0.18%
2U, Inc.
Expiration: November 2019, Exercise Price: $20.00	95	$170,287	9,738
Activision Blizzard, Inc.
Expiration: November 2019, Exercise Price: $55.00	8	44,824	976
Alliance Data Systems Corporation
Expiration: December 2019, Exercise Price: $110.00	29	290,000	3,552
American Airlines Group, Inc.
Expiration: November 2019, Exercise Price: $33.00	7	21,042	38
American Financial Group, Inc.
Expiration: December 2019, Exercise Price: $110.00	7	72,828	402

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

		Notional
	Contracts (d)	Amount	Value
Purchased Call Options – 0.18% (Continued)
American International Group, Inc.
Expiration: November 2019, Exercise Price: $55.00 (h)	72	$381,312	$5,148
Expiration: November 2019, Exercise Price: $60.00	119	630,224	357
Expiration: January 2020, Exercise Price: $57.50	115	609,040	7,532
Amicus Therapeutics, Inc.
Expiration: November 2019, Exercise Price: $9.00	2	1,686	45
Amphenol Corporation
Expiration: December 2019, Exercise Price: $105.00	23	230,759	2,932
Autoliv, Inc.
Expiration: November 2019, Exercise Price: $85.00	1	7,784	22
Axalta Coating Systems Ltd. (b)
Expiration: January 2020, Exercise Price: $29.00	40	117,960	6,700
Axis Capital Holdings Ltd. (b)
Expiration: December 2019, Exercise Price: $65.00	55	326,865	1,925
Bed Bath & Beyond, Inc.
Expiration: December 2019, Exercise Price: $15.00	97	132,890	5,917
Berry Global Group, Inc.
Expiration: December 2019, Exercise Price: $45.00	37	153,587	4,255
Broadcom, Inc.
Expiration: December 2019, Exercise Price: $300.00	7	204,995	6,055
CenterPoint Energy, Inc.
Expiration: November 2019, Exercise Price: $30.00	32	93,024	480
Citigroup, Inc.
Expiration: December 2019, Exercise Price: $75.00	53	380,858	4,637
comScore, Inc.
Expiration: January 2020, Exercise Price: $5.00	8	1,848	100
Concho Resources, Inc.
Expiration: November 2019, Exercise Price: $70.00	16	108,032	1,600
Consolidated Edison, Inc.
Expiration: November 2019, Exercise Price: $92.50	24	221,328	2,460
Continental Resources, Inc.
Expiration: November 2019, Exercise Price: $30.00	23	67,781	287
Cree, Inc.
Expiration: November 2019, Exercise Price: $50.00	21	100,233	168
DXC Technology Company
Expiration: January 2020, Exercise Price: $45.00	79	218,593	1,185
E*TRADE Financial Corporation
Expiration: January 2020, Exercise Price: $50.00	100	417,900	2,700
Edison International
Expiration: December 2019, Exercise Price: $77.50	24	150,960	480

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

		Notional
	Contracts (d)	Amount	Value
Purchased Call Options – 0.18% (Continued)
Exelixis, Inc.
Expiration: January 2020, Exercise Price: $19.00	3	$4,635	$158
Fidelity National Information Services, Inc.
Expiration: November 2019, Exercise Price: $140.00	48	632,448	3,432
Fortinet, Inc.
Expiration: November 2019, Exercise Price: $80.00	3	24,468	1,305
Golar LNG Ltd. (b)
Expiration: December 2019, Exercise Price: $15.00	50	68,850	3,375
The Goldman Sachs Group, Inc.
Expiration: December 2019, Exercise Price: $220.00	7	149,366	2,205
Green Plains, Inc.
Expiration: November 2019, Exercise Price: $12.00	44	54,252	3,960
The Hartford Financial Services Group, Inc.
Expiration: December 2019, Exercise Price: $60.00	29	165,532	1,740
Expiration: December 2019, Exercise Price: $65.00	48	273,984	624
Expiration: January 2020, Exercise Price: $65.00	23	131,284	598
Huntsman Corporation
Expiration: November 2019, Exercise Price: $25.00	15	33,195	75
iShares Russell 2000 ETF
Expiration: December 2019, Exercise Price: $156.00	2	31,090	668
Expiration: December 2019, Exercise Price: $156.00	2	31,090	731
Marathon Petroleum Corporation
Expiration: December 2019, Exercise Price: $67.50	54	345,330	8,775
Nexstar Media Group, Inc.
Expiration: November 2019, Exercise Price: $100.00	6	58,374	1,410
NXP Semiconductors N.V. (b)
Expiration: November 2019, Exercise Price: $105.00	4	45,472	3,490
Packaging Corporation of America
Expiration: November 2019, Exercise Price: $120.00	3	32,838	8
PayPal Holdings, Inc.
Expiration: November 2019, Exercise Price: $110.00	46	478,860	1,357
Expiration: January 2020, Exercise Price: $110.00	19	197,790	4,503
PPL Corporation
Expiration: November 2019, Exercise Price: $33.00	32	107,168	2,640
The Progressive Corporation
Expiration: November 2019, Exercise Price: $70.00	24	167,280	2,940
Expiration: January 2020, Exercise Price: $75.00	33	230,010	2,805
Expiration: January 2020, Exercise Price: $80.00	41	285,770	923
Qorvo, Inc.
Expiration: November 2019, Exercise Price: $80.00	7	56,602	2,401

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

		Notional
	Contracts (d)	Amount	Value
Purchased Call Options – 0.18% (Continued)
salesforce.com, Inc.
Expiration: December 2019, Exercise Price: $160.00	15	$234,735	$7,387
Science Applications International Corporation
Expiration: December 2019, Exercise Price: $85.00	2	16,524	585
SPDR S&P 500 ETF Trust
Expiration: November 2019, Exercise Price: $306.00	15	454,995	923
SPDR S&P Oil & Gas Exploration & Production ETF (h)
Expiration: November 2019, Exercise Price: $22.50	8	16,896	52
Expiration: December 2019, Exercise Price: $23.00	336	709,632	13,776
Take-Two Interactive Software, Inc.
Expiration: November 2019, Exercise Price: $125.00	4	48,140	1,164
Targa Resources Corporation
Expiration: December 2019, Exercise Price: $41.00	21	81,648	1,995
Tellurian, Inc.
Expiration: January 2020, Exercise Price: $12.50	32	25,504	400
Tenneco, Inc.
Expiration: December 2019, Exercise Price: $14.00	4	5,036	260
TG Therapeutics, Inc.
Expiration: December 2019, Exercise Price: $8.00	2	1,366	75
T-Mobile US, Inc.
Expiration: November 2019, Exercise Price: $85.00	16	132,256	792
United States Oil Fund LP
Expiration: November 2019, Exercise Price: $12.00	27	30,510	14
Univar Solutions, Inc.
Expiration: December 2019, Exercise Price: $22.50	21	45,066	1,628
Virgin Galactic Holdings, Inc.
Expiration: January 2020, Exercise Price: $10.00	72	67,752	5,760
Vistra Energy Corporation
Expiration: November 2019, Exercise Price: $28.00	80	216,240	2,200
WEC Energy Group, Inc.
Expiration: November 2019, Exercise Price: $95.00	23	217,120	2,530
Wells Fargo & Company
Expiration: November 2019, Exercise Price: $52.50	116	598,908	2,552
WisdomTree Investments, Inc.
Expiration: December 2019, Exercise Price: $6.00	77	39,347	577
Expiration: December 2019, Exercise Price: $7.00	61	31,171	305
Expiration: January 2020, Exercise Price: $6.00	269	137,459	3,363
Wright Medical Group N.V. (b)
Expiration: November 2019, Exercise Price: $22.50	1	2,080	80
			166,232

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

		Notional
	Contracts (d)	Amount	Value
Purchased Put Options – 0.12%
3M Company
Expiration: November 2019, Exercise Price: $150.00	8	$131,992	$212
Albemarle Corporation
Expiration: November 2019, Exercise Price: $60.00	9	54,666	1,575
The Allstate Corporation
Expiration: November 2019, Exercise Price: $105.00	24	255,408	1,944
Expiration: January 2020, Exercise Price: $100.00	32	340,544	3,984
Boston Scientific Corporation
Expiration: November 2019, Exercise Price: $38.00	1	4,170	6
Brookfield Renewable Partners LP (b)
Expiration: November 2019, Exercise Price: $54.00	7	29,785	182
Chubb Ltd. (b)
Expiration: November 2019, Exercise Price: $145.00	16	243,872	600
Cincinnati Financial Corporation
Expiration: November 2019, Exercise Price: $110.00	15	169,815	1,050
The Clorox Company
Expiration: November 2019, Exercise Price: $150.00	13	191,997	4,615
Constellation Brands, Inc.
Expiration: November 2019, Exercise Price: $185.00	8	152,264	1,200
Crown Holdings, Inc.
Expiration: November 2019, Exercise Price: $62.50	8	58,272	80
CVS Health Corporation
Expiration: November 2019, Exercise Price: $60.00	16	106,224	392
Expiration: November 2019, Exercise Price: $65.00	19	126,141	2,365
DaVita, Inc. (h)
Expiration: November 2019, Exercise Price: $55.00	47	275,420	3,525
DexCom, Inc.
Expiration: November 2019, Exercise Price: $150.00	1	15,424	625
DISH Network Corporation
Expiration: November 2019, Exercise Price: $33.00	15	51,570	975
Energy Select Sector SPDR Fund
Expiration: November 2019, Exercise Price: $56.00	32	185,472	960
Expiration: November 2019, Exercise Price: $56.00	16	92,736	696
GameStop Corporation
Expiration: January 2020, Exercise Price: $4.00	8	4,352	248
General Motors Company
Expiration: November 2019, Exercise Price: $35.00	32	118,912	224
Expiration: November 2019, Exercise Price: $37.00	31	115,196	1,891
Golar LNG Ltd.
Expiration: December 2019, Exercise Price: $12.50	12	16,524	720

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

		Notional
	Contracts (d)	Amount	Value
Purchased Put Options – 0.12% (Continued)
Intercontinental Exchange, Inc.
Expiration: November 2019, Exercise Price: $90.00	54	$509,328	$1,755
Invesco QQQ Trust Series 1
Expiration: November 2019, Exercise Price: $180.00	72	1,418,976	936
Invesco Solar ETF (h)
Expiration: December 2019, Exercise Price: $28.00	33	92,697	3,548
iShares 20+ Year Treasury Bond ETF (h)
Expiration: November 2019, Exercise Price: $136.00	46	649,704	598
iShares Expanded Tech-Software Sector ETF
Expiration: November 2019, Exercise Price: $200.00	6	128,952	360
iShares iBoxx High Yield Corporate Bond ETF
Expiration: December 2019, Exercise Price: $87.00	69	598,989	9,142
iShares Russell 2000 ETF
Expiration: November 2019, Exercise Price: $153.50	8	124,360	860
Expiration: December 2019, Exercise Price: $147.00	15	233,175	2,092
iShares Transportation Average ETF
Expiration: November 2019, Exercise Price: $190.00	2	37,744	670
iShares U.S. Real Estate ETF
Expiration: December 2019, Exercise Price: $93.00	77	725,802	12,204
JPMorgan Alerian MLP Index ETN
Expiration: November 2019, Exercise Price: $22.00	31	67,425	1,472
JPMorgan Chase & Company
Expiration: November 2019, Exercise Price: $120.00	58	724,536	2,262
Leggett & Platt, Inc.
Expiration: November 2019, Exercise Price: $50.00	9	46,170	459
Lennox International, Inc.
Expiration: November 2019, Exercise Price: $250.00	1	24,736	635
Mastercard, Inc.
Expiration: November 2019, Exercise Price: $260.00	38	1,051,878	3,078
Expiration: November 2019, Exercise Price: $272.50	7	193,767	1,971
Microchip Technology, Inc.
Expiration: November 2019, Exercise Price: $94.00	4	37,716	1,140
Molson Coors Brewing Company
Expiration: November 2019, Exercise Price: $53.50	4	21,088	350
Newell Brands, Inc.
Expiration: November 2019, Exercise Price: $18.00	14	26,558	896
Norwegian Cruise Line Holdings Ltd. (b)
Expiration: November 2019, Exercise Price: $50.00	4	20,304	410
Parker-Hannifin Corporation
Expiration: November 2019, Exercise Price: $185.00	1	18,349	500

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

		Notional
	Contracts (d)	Amount	Value
Purchased Put Options – 0.12% (Continued)
SoftBank Group Corporation (b)(h)(i)
Expiration: December 2019, Exercise Price: JP Yen 3,739.50	4,726	$183,368	$3,638
SPDR S&P 500 ETF Trust (h)
Expiration: November 2019, Exercise Price: $260.00	80	2,426,640	360
Expiration: November 2019, Exercise Price: $290.00	35	1,061,655	1,453
Expiration: December 2019, Exercise Price: $285.00	38	1,152,654	6,802
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: November 2019, Exercise Price: $21.00	178	375,936	9,167
Expiration: November 2019, Exercise Price: $21.50	46	97,152	3,588
Expiration: November 2019, Exercise Price: $21.00	67	141,504	938
Expiration: November 2019, Exercise Price: $21.50	32	67,584	1,408
Expiration: November 2019, Exercise Price: $20.00	203	428,736	3,857
T. Rowe Price Group, Inc.
Expiration: November 2019, Exercise Price: $115.00	2	23,160	310
Tiffany & Company (h)
Expiration: November 2019, Exercise Price: $90.00	2	24,902	19
Twilio, Inc.
Expiration: November 2019, Exercise Price: $100.00	13	125,528	7,020
Union Pacific Corporation
Expiration: November 2019, Exercise Price: $140.00	8	132,368	16
United Rentals, Inc.
Expiration: November 2019, Exercise Price: $131.00	2	26,714	295
United States Oil Fund
Expiration: January 2020, Exercise Price: $11.50	15	16,950	1,170
Utilities Select Sector SPDR Fund
Expiration: November 2019, Exercise Price: $61.50	157	1,008,725	79
Visa, Inc.
Expiration: November 2019, Exercise Price: $165.00	56	1,001,616	1,232
Expiration: November 2019, Exercise Price: $175.00	25	447,150	3,288
			118,047
Total Purchased Options
(Cost $464,526)			284,279

LONG SHORT-TERM INVESTMENTS – 11.05%	Shares
Fidelity Investments Money Market Funds Government Portfolio,
Institutional Class, 1.73% (c)(e)	10,510,762	10,510,762
Total Long Short-Term Investments
(Cost $10,510,762)		10,510,762
Total Long Investments
(Cost $94,493,547) – 101.95%		96,973,072

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
SECURITIES SOLD SHORT (f) – (44.21)%

SHORT COMMON STOCKS – (38.86)%

Aerospace & Defense – (0.10)%
BWX Technologies, Inc.	(387)	$(22,485)
CAE, Inc. (b)	(1,138)	(28,539)
Lockheed Martin Corporation	(129)	(48,592)
		(99,616)
Air Freight & Logistics – (0.21)%
C.H. Robinson Worldwide, Inc.	(69)	(5,219)
United Parcel Service, Inc., Class B	(1,695)	(195,213)
		(200,432)
Airlines – (0.14)%
JetBlue Airways Corporation	(5,005)	(96,597)
Southwest Airlines Company	(143)	(8,027)
United Airlines Holdings, Inc.	(257)	(23,346)
		(127,970)
Auto Components – (0.07)%
American Axle & Manufacturing Holdings, Inc.	(462)	(3,862)
Autoliv, Inc. (b)	(228)	(17,748)
Gentex Corporation	(123)	(3,450)
Lear Corporation	(343)	(40,395)
		(65,455)
Automobiles – (0.17)%
Daimler AG (b)	(154)	(8,982)
Ferrari NV – ADR (b)	(208)	(33,305)
Harley-Davidson, Inc.	(3,010)	(117,118)
		(159,405)
Banks – (1.19)%
Commerce Bancshares, Inc.	(644)	(41,448)
First Republic Bank	(231)	(24,569)
JPMorgan Chase & Company	(2,612)	(326,291)
M&T Bank Corporation	(803)	(125,694)
The PNC Financial Services Group, Inc.	(2,194)	(321,860)
The Toronto-Dominion Bank (b)	(2,145)	(122,485)
Wells Fargo & Company	(2,310)	(119,265)
Zions Bancorp	(1,001)	(48,519)
		(1,130,131)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Beverages – (0.26)%
Brown-Forman Corporation, Class B	(482)	$(31,581)
The Coca-Cola Company	(1,210)	(65,860)
Coca-Cola European Partners plc (b)	(238)	(12,735)
Constellation Brands, Inc., Class A	(584)	(111,153)
Keurig Dr. Pepper, Inc.	(970)	(27,315)
		(248,644)
Biotechnology – (0.40)%
AbbVie, Inc.	(3,638)	(289,403)
Alector, Inc.	(16)	(269)
Allakos, Inc.	(32)	(2,195)
Amgen, Inc.	(345)	(73,571)
Crinetics Pharmaceuticals, Inc.	(16)	(282)
Cytokinetics, Inc.	(16)	(186)
Denali Therapeutics, Inc.	(774)	(12,129)
Frequency Therapeutics, Inc.	(31)	(446)
Kiniksa Pharmaceuticals Ltd., Class A (b)	(16)	(113)
Krystal Biotech, Inc.	(16)	(657)
MeiraGTx Holdings plc (b)	(16)	(231)
Moderna, Inc.	(80)	(1,340)
Rhythm Pharmaceuticals, Inc.	(16)	(341)
		(381,163)
Building Products – (0.24)%
Allegion plc (b)	(363)	(42,123)
Armstrong World Industries, Inc.	(237)	(22,167)
Fortune Brands Home & Security, Inc.	(485)	(29,124)
Johnson Controls International plc (b)	(2,049)	(88,783)
Lennox International, Inc.	(191)	(47,246)
		(229,443)
Capital Markets – (0.57)%
Apollo Global Management, Inc.	(1,667)	(68,614)
BlackRock, Inc.	(222)	(102,497)
The Blackstone Group, Inc., Class A	(2,034)	(108,127)
CME Group, Inc.	(471)	(96,908)
FactSet Research Systems, Inc.	(254)	(64,394)
Intercontinental Exchange, Inc.	(429)	(40,463)
Northern Trust Corporation	(179)	(17,843)
T. Rowe Price Group, Inc.	(388)	(44,930)
		(543,776)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Chemicals – (0.17)%
Dow, Inc.	(429)	$(21,660)
HB Fuller Company	(143)	(6,978)
International Flavors & Fragrances, Inc.	(1,118)	(136,407)
		(165,045)
Commercial Services & Supplies – (0.08)%
ADT, Inc.	(1,027)	(7,949)
Interface, Inc.	(497)	(8,265)
Waste Connections, Inc. (b)	(671)	(62,000)
		(78,214)
Communications Equipment – (0.08)%
Arista Networks, Inc.	(254)	(62,121)
Ubiquiti, Inc.	(105)	(13,292)
		(75,413)
Construction Materials – (0.01)%
Cemex SAB de CV – ADR (b)	(2,020)	(7,615)

Consumer Finance – (0.16)%
Capital One Financial Corporation	(847)	(78,983)
Synchrony Financial	(1,356)	(47,962)
World Acceptance Corporation	(201)	(20,866)
		(147,811)
Containers & Packaging – (0.18)%
Amcor plc (b)	(3,565)	(33,939)
Avery Dennison Corporation	(575)	(73,520)
Ball Corporation	(79)	(5,528)
Crown Holdings, Inc.	(155)	(11,290)
Greif, Inc., Class A	(114)	(4,465)
International Paper Company	(585)	(25,553)
Packaging Corporation of America	(158)	(17,295)
		(171,590)
Distributors – (0.01)%
Pool Corporation	(57)	(11,822)

Diversified Consumer Services – (0.07)%
Chegg, Inc.	(2,244)	(68,801)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Diversified Telecommunication Services – (0.31)%
AT&T, Inc.	(7,493)	$(288,406)
BCE, Inc. (b)	(154)	(7,307)
		(295,713)
Electric Utilities – (1.94)%
Avangrid, Inc.	(1,617)	(80,931)
Duke Energy Corporation	(1,429)	(134,698)
Hawaiian Electric Industries, Inc.	(3,264)	(147,370)
Iberdrola SA (b)	(636)	(6,537)
NextEra Energy, Inc.	(1,802)	(429,489)
NextEra Energy Partners LP	(71)	(3,742)
OGE Energy Corporation	(2,785)	(119,922)
Pinnacle West Capital Corporation	(2,247)	(211,488)
PNM Resources, Inc.	(1,001)	(52,202)
Portland General Electric Company	(612)	(34,811)
The Southern Company	(4,445)	(278,524)
The Xcel Energy, Inc.	(5,401)	(343,018)
		(1,842,732)
Electrical Equipment – (0.15)%
Eaton Corporation plc (b)	(339)	(29,530)
Nordex SE (b)	(1,321)	(17,247)
Sensata Technologies Holding plc (b)	(1,540)	(78,833)
TPI Composites, Inc.	(812)	(16,670)
		(142,280)
Energy Equipment & Services – (0.03)%
ProPetro Holding Corporation	(3,658)	(28,350)

Entertainment – (0.12)%
IMAX Corporation (b)	(1,287)	(27,477)
Live Nation Entertainment, Inc.	(236)	(16,638)
The Marcus Corporation	(1,612)	(58,193)
Sciplay Corporation, Class A	(1,127)	(10,898)
		(113,206)
Food & Staples Retailing – (0.15)%
Casey’s General Stores, Inc.	(539)	(92,067)
Sysco Corporation	(648)	(51,756)
		(143,823)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Food Products – (1.21)%
Archer-Daniels-Midland Company	(358)	$(15,050)
Campbell Soup Company	(1,102)	(51,034)
Conagra Brands, Inc.	(620)	(16,771)
General Mills, Inc.	(1,586)	(80,664)
The Hershey Company	(1,052)	(154,507)
Hormel Foods Corporation	(8,024)	(328,101)
The JM Smucker Company	(1,123)	(118,679)
Lamb Weston Holdings, Inc.	(591)	(46,122)
McCormick & Company, Inc.	(852)	(136,908)
Mondelez International, Inc., Class A	(1,848)	(96,928)
Post Holdings, Inc.	(699)	(71,927)
Tyson Foods, Inc., Class A	(449)	(37,173)
		(1,153,864)
Gas Utilities – (0.01)%
South Jersey Industries, Inc.	(397)	(12,767)

Health Care Equipment & Supplies – (0.34)%
Axonics Modulation Technologies, Inc.	(16)	(396)
Baxter International, Inc.	(306)	(23,470)
Becton, Dickinson and Company	(244)	(62,464)
Medtronic plc (b)	(316)	(34,412)
Nevro Corporation	(122)	(10,516)
Olympus Corporation (b)	(5,005)	(68,593)
Sonova Holding AG (b)	(464)	(106,478)
STERIS plc (b)	(142)	(20,103)
		(326,432)
Health Care Providers & Services – (0.37)%
Cardinal Health, Inc.	(79)	(3,907)
DaVita, Inc.	(1,200)	(70,320)
Henry Schein, Inc.	(1,096)	(68,593)
McKesson Corporation	(153)	(20,349)
Quest Diagnostics, Inc.	(395)	(39,994)
UnitedHealth Group, Inc.	(572)	(144,544)
		(347,707)
Hotels, Restaurants & Leisure – (1.49)%
Aramark	(3,603)	(157,667)
Caesars Entertainment Corporation	(10,931)	(134,233)
Carnival Corporation (b)	(2,860)	(122,665)
The Cheesecake Factory, Inc.	(3,419)	(142,880)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Hotels, Restaurants & Leisure – (1.49)% (Continued)
Chipotle Mexican Grill, Inc.	(27)	$(21,010)
Dunkin’ Brands Group, Inc.	(2,128)	(167,303)
Hilton Worldwide Holdings, Inc.	(658)	(63,800)
Las Vegas Sands Corporation	(1,400)	(86,576)
Marriott International, Inc., Class A	(1,512)	(191,344)
Norwegian Cruise Line Holdings Ltd. (b)	(154)	(7,817)
Scientific Games Corporation	(992)	(23,798)
SeaWorld Entertainment, Inc.	(924)	(24,412)
Texas Roadhouse, Inc.	(62)	(3,503)
Vail Resorts, Inc.	(72)	(16,731)
The Wendy’s Company	(8,337)	(176,578)
Wyndham Destinations, Inc.	(429)	(19,910)
Wynn Resorts Ltd.	(465)	(56,423)
		(1,416,650)
Household Durables – (0.23)%
Leggett & Platt, Inc.	(841)	(43,143)
PulteGroup, Inc.	(2,538)	(99,591)
Roku, Inc.	(432)	(63,590)
TRI Pointe Group, Inc.	(578)	(9,098)
		(215,422)
Household Products – (0.27)%
Church & Dwight Company, Inc.	(1,380)	(96,517)
The Clorox Company	(1,114)	(164,527)
		(261,044)
Independent Power and Renewable Electricity Producers – (0.05)%
The AES Corporation	(948)	(16,163)
Brookfield Renewable Partners LP (b)	(819)	(34,847)
		(51,010)
Industrial Conglomerates – (0.27)%
3M Company	(1,266)	(208,877)
General Electric Company	(462)	(4,611)
Roper Technologies, Inc.	(127)	(42,794)
		(256,282)
Insurance – (1.44)%
The Allstate Corporation	(400)	(42,568)
Aon plc (b)	(385)	(74,367)
Chubb Ltd. (b)	(193)	(29,417)
Everest Re Group Ltd. (b)	(180)	(46,276)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Insurance – (1.44)% (Continued)
Manulife Financial Corporation (b)	(3,850)	$(71,703)
Markel Corporation	(38)	(44,498)
Marsh & McLennan Companies, Inc.	(775)	(80,306)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	(1,001)	(278,118)
Prudential Financial, Inc.	(1,955)	(178,179)
Reinsurance Group of America, Inc.	(179)	(29,082)
RenaissanceRe Holdings Ltd. (b)	(143)	(26,767)
Swiss Re AG (b)	(2,145)	(224,986)
Zurich Insurance Group AG (b)	(620)	(242,854)
		(1,369,121)
Interactive Media & Services – (0.01)%
Cargurus, Inc.	(197)	(6,617)
Pinterest, Inc., Class A	(143)	(3,595)
		(10,212)
Internet & Direct Marketing Retail – (0.04)%
Etsy, Inc.	(262)	(11,656)
Fiverr International Ltd. (b)	(237)	(5,359)
The RealReal, Inc.	(405)	(9,360)
Shutterstock, Inc.	(276)	(11,200)
		(37,575)
IT Services – (0.48)%
Accenture plc, Class A (b)	(754)	(139,807)
Alliance Data Systems Corporation	(310)	(31,000)
International Business Machines Corporation	(715)	(95,617)
Leidos Holdings, Inc.	(1,022)	(88,127)
Mastercard, Inc., Class A	(72)	(19,930)
MongoDB, Inc.	(619)	(79,090)
		(453,571)
Life Sciences Tools & Services – (0.14)%
Agilent Technologies, Inc.	(136)	(10,302)
Thermo Fisher Scientific, Inc.	(395)	(119,282)
		(129,584)
Machinery – (1.18)%
Altra Industrial Motion Corporation	(429)	(13,213)
Caterpillar, Inc.	(607)	(83,645)
Cummins, Inc.	(1,252)	(215,945)
Donaldson Company, Inc.	(348)	(18,354)
Flowserve Corporation	(164)	(8,010)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Machinery – (1.18)% (Continued)
Graco, Inc.	(1,123)	$(50,760)
Illinois Tool Works, Inc.	(550)	(92,719)
Kennametal, Inc.	(531)	(16,434)
Nordson Corporation	(1,040)	(163,082)
PACCAR, Inc.	(2,278)	(173,265)
Parker-Hannifin Corporation	(1,185)	(217,436)
Sandvik AB (b)	(501)	(8,839)
Terex Corporation	(377)	(10,386)
Woodward, Inc.	(173)	(18,452)
Xylem, Inc.	(363)	(27,838)
		(1,118,378)
Marine – (0.17)%
Kuehne + Nagel International AG (b)	(862)	(139,262)
Seaspan Corporation (b)	(2,288)	(24,802)
		(164,064)
Media – (0.68)%
Discovery, Inc.	(731)	(19,704)
DISH Network Corporation, Class A	(3,696)	(127,068)
Meredith Corporation	(228)	(8,596)
MSG Networks, Inc., Class A	(1,430)	(23,180)
National CineMedia, Inc.	(6,435)	(54,022)
Omnicom Group, Inc.	(3,460)	(267,077)
Publicis Groupe SA (b)	(1,441)	(62,019)
WPP plc – ADR (b)	(1,428)	(89,164)
		(650,830)
Multi-Utilities – (1.29)%
Consolidated Edison, Inc.	(1,377)	(126,987)
DTE Energy Company	(847)	(107,840)
National Grid plc – ADR (b)	(1,150)	(67,126)
Public Service Enterprise Group, Inc.	(2,055)	(130,102)
Sempra Energy	(630)	(91,041)
WEC Energy Group, Inc.	(7,457)	(703,941)
		(1,227,037)
Oil, Gas & Consumable Fuels – (2.13)%
Apache Corporation	(3,772)	(81,702)
Arch Coal, Inc., Class A	(324)	(25,560)
Cabot Oil & Gas Corporation	(4,741)	(88,372)
Carrizo Oil & Gas, Inc.	(19,628)	(144,462)
Cenovus Energy, Inc. (b)	(3,662)	(31,090)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Oil, Gas & Consumable Fuels – (2.13)% (Continued)
Chevron Corporation	(441)	$(51,218)
Concho Resources, Inc.	(1,287)	(86,898)
Continental Resources, Inc.	(3,491)	(102,880)
DCP Midstream Partners LP	(746)	(17,076)
Devon Energy Corporation	(5,668)	(114,947)
Enable Midstream Partners LP	(962)	(9,707)
Enbridge, Inc. (b)	(4,050)	(147,461)
Encana Corporation (b)	(11,697)	(45,969)
Enterprise Products Partners LP	(24)	(625)
EQT Corporation	(6,435)	(69,112)
Euronav NV (b)	(605)	(6,734)
Exxon Mobil Corporation	(4,079)	(275,618)
Hess Corporation	(648)	(42,606)
Kinder Morgan, Inc.	(3,240)	(64,735)
Marathon Petroleum Corporation	(2,201)	(140,754)
Murphy Oil Corporation	(3,270)	(67,460)
Noble Energy, Inc.	(4,180)	(80,507)
Nordic American Tankers Ltd. (b)	(1,668)	(5,971)
NuStar Energy LP	(1,150)	(32,039)
Occidental Petroleum Corporation	(3,388)	(137,214)
Phillips 66	(157)	(18,341)
QEP Resources, Inc.	(3,825)	(12,737)
TOTAL SA – ADR (b)	(1,752)	(92,208)
Valero Energy Corporation	(160)	(15,517)
The Williams Companies. Inc.	(55)	(1,227)
World Fuel Services Corporation	(450)	(18,797)
		(2,029,544)
Pharmaceuticals – (0.81)%
Bristol Myers-Squibb Company	(6,846)	(392,755)
Eli Lilly & Company	(2,104)	(239,751)
Novo Nordisk A/S – ADR (b)	(1,393)	(76,921)
Pacira BioSciences, Inc.	(79)	(3,199)
Pfizer, Inc.	(775)	(29,737)
Roche Holding AG – ADR (b)	(632)	(23,776)
		(766,139)
Real Estate Investment Trusts (REITs) – (13.17)%
Acadia Realty Trust	(8,700)	(243,426)
Agree Realty Corporation	(749)	(58,999)
Alexandria Real Estate Equities, Inc.	(1,983)	(314,801)
American Finance Trust, Inc.	(26,305)	(389,314)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Real Estate Investment Trusts (REITs) – (13.17)% (Continued)
American Homes 4 Rent, Class A	(15,334)	$(405,891)
Brandywine Realty Trust	(45,167)	(690,152)
Camden Property Trust	(5,936)	(678,900)
CareTrust REIT, Inc.	(11,688)	(283,317)
Digital Realty Trust, Inc.	(924)	(117,385)
Essex Property Trust, Inc.	(2,013)	(658,513)
Federal Realty Investment Trust	(1,361)	(185,110)
First Industrial Realty Trust, Inc.	(3,746)	(157,744)
Franklin Street Properties Corporation	(25,512)	(219,403)
Gaming and Leisure Properties, Inc.	(10,637)	(429,309)
Healthcare Realty Trust, Inc.	(10,677)	(371,239)
Highwoods Properties, Inc.	(2,487)	(116,392)
Host Hotels & Resorts, Inc.	(922)	(15,112)
Kimco Realty Corporation	(53,432)	(1,151,994)
Lamar Advertising Company, Class A	(837)	(66,968)
Lexington Realty Trust	(17,609)	(191,586)
LTC Properties, Inc.	(6,146)	(318,670)
MGM Growth Properties LLC, Class A	(17,846)	(556,974)
Omega Healthcare Investors, Inc.	(4,906)	(216,060)
Pebblebrook Hotel Trust	(2,735)	(70,317)
Piedmont Office Realty Trust, Inc., Class A	(8,492)	(190,560)
Prologis, Inc.	(5,314)	(466,357)
Realty Income Corporation	(9,989)	(817,000)
Regency Centers Corporation	(4,154)	(279,315)
Rexford Industrial Realty, Inc.	(3,112)	(149,656)
RLJ Lodging Trust	(5,346)	(87,728)
SL Green Realty Corporation	(4,892)	(408,971)
STORE Capital Corporation	(22,414)	(907,767)
Sun Communities, Inc.	(4,183)	(680,365)
Tanger Factory Outlet Centers, Inc.	(22,885)	(368,906)
Ventas, Inc.	(3,229)	(210,208)
Xenia Hotels & Resorts, Inc.	(2,618)	(55,109)
		(12,529,518)
Road & Rail – (1.49)%
Canadian Pacific Railway Ltd. (b)	(1,623)	(368,924)
CSX Corporation	(1,039)	(73,011)
Genesee & Wyoming, Inc., Class A	(333)	(36,973)
J.B. Hunt Transport Services, Inc.	(1,694)	(199,147)
Kansas City Southern	(1,805)	(254,108)
Knight-Swift Transportation Holdings, Inc., Class A	(1,414)	(51,554)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Road & Rail – (1.49)% (Continued)
Norfolk Southern Corporation	(393)	$(71,526)
Old Dominion Freight Line, Inc.	(711)	(129,459)
Saia, Inc.	(114)	(10,168)
Uber Technologies, Inc.	(539)	(16,979)
Werner Enterprises, Inc.	(5,638)	(205,787)
		(1,417,636)
Semiconductors & Semiconductor Equipment – (1.64)%
Cirrus Logic, Inc.	(215)	(14,611)
Cree, Inc.	(5,534)	(264,138)
Dialog Semiconductor plc (b)	(2,325)	(104,579)
Infineon Technologies AG (b)	(5,283)	(102,325)
Intel Corporation	(3,861)	(218,262)
Mellanox Technologies Ltd. (b)	(4,328)	(487,766)
ON Semiconductor Corporation	(3,700)	(75,480)
Qorvo, Inc.	(1,430)	(115,630)
Skyworks Solutions, Inc.	(298)	(27,136)
Teradyne, Inc.	(143)	(8,755)
Texas Instruments, Inc.	(972)	(114,686)
Universal Display Corporation	(64)	(12,812)
Xilinx, Inc.	(153)	(13,883)
		(1,560,063)
Software – (1.21)%
8x8, Inc.	(385)	(7,438)
ANSYS, Inc.	(62)	(13,649)
Appian Corporation	(72)	(3,214)
Autodesk, Inc.	(917)	(135,129)
Blackline, Inc.	(79)	(3,692)
Citrix Systems, Inc.	(69)	(7,511)
Coupa Software, Inc.	(441)	(60,633)
Guidewire Software, Inc.	(79)	(8,906)
Mimecast Ltd. (b)	(795)	(31,569)
New Relic, Inc.	(1,155)	(73,989)
Oracle Corporation	(3,970)	(216,325)
Paycom Software, Inc.	(454)	(96,035)
SAP SE – ADR (b)	(462)	(61,252)
Slack Technologies, Inc., Class A	(2,961)	(65,142)
SolarWinds Corporation	(7,450)	(141,178)
Splunk, Inc.	(49)	(5,878)
Workday, Inc., Class A	(292)	(47,351)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
Software – (1.21)% (Continued)
Zoom Video Communications, Inc., Class A	(385)	$(26,908)
Zscaler, Inc.	(3,279)	(144,210)
		(1,150,009)
Specialty Retail – (0.07)%
Penske Automotive Group, Inc.	(712)	(34,689)
Tractor Supply Company	(382)	(36,298)
		(70,987)
Technology Hardware, Storage & Peripherals – (0.48)%
Hewlett Packard Enterprise Company	(3,080)	(50,543)
NetApp, Inc.	(6,663)	(372,329)
Seagate Technology plc (b)	(308)	(17,873)
Western Digital Corporation	(214)	(11,053)
		(451,798)
Textiles, Apparel & Luxury Goods – (0.09)%
PVH Corporation	(956)	(83,325)

Trading Companies & Distributors – (0.42)%
Beacon Roofing Supply, Inc.	(395)	(12,261)
Fastenal Company	(9,987)	(358,933)
GATX Corporation	(385)	(30,627)
		(401,821)
Water Utilities – (0.27)%
American States Water Company	(1,007)	(95,796)
American Water Works Company, Inc.	(1,278)	(157,539)
		(253,335)
Wireless Telecommunication Services – (0.60)%
SoftBank Group Corporation (b)	(2,862)	(110,091)
Sprint Corporation	(73,747)	(457,969)
		(568,060)
Total Short Common Stocks
Proceeds $(36,019,175)		(36,962,235)

SHORT EXCHANGE TRADED FUNDS – (5.35)%
Communication Services Select Sector SPDR Fund	(2,844)	(143,963)
Consumer Discretionary Select Sector SPDR Fund	(477)	(57,645)
Consumer Staples Select Sector SPDR Fund	(933)	(57,062)
Energy Select Sector SPDR Fund	(2,024)	(117,311)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (5.35)% (Continued)
ETFMG Prime Cyber Security ETF	(790)	$(30,873)
Financial Select Sector SPDR Fund	(3,850)	(110,495)
Health Care Select Sector SPDR Fund	(1,900)	(180,024)
Industrial Select Sector SPDR Fund	(1,156)	(90,758)
Invesco QQQ Trust Series 1	(3,442)	(678,348)
iShares 20+ Year Treasury Bond ETF	(435)	(61,439)
iShares Expanded Tech-Software ETF	(1,174)	(252,315)
iShares iBoxx High Yield Corporate Bond ETF	(1,148)	(99,658)
iShares MSCI Emerging Markets ETF	(1,533)	(65,275)
iShares MSCI Eurozone ETF	(790)	(31,932)
iShares Nasdaq Biotechnology ETF	(456)	(48,947)
iShares Russell 2000 ETF	(2,678)	(416,295)
iShares Transportation Average ETF	(40)	(7,549)
iShares U.S. Home Construction ETF	(3,952)	(176,437)
iShares U.S. Real Estate ETF	(660)	(62,212)
iShares U.S. Aerospace & Defense ETF	(139)	(30,594)
iShares U.S. Technology ETF	(2,380)	(504,584)
JPMorgan Alerian MLP Index ETN	(1,027)	(22,337)
Material Select Sector SPDR	(3,316)	(192,958)
SPDR S&P 500 ETF Trust	(1,195)	(362,479)
SPDR S&P Biotech ETF	(1,216)	(99,262)
SPDR S&P Homebuilders ETF	(1,657)	(75,443)
SPDR S&P Regional Banking ETF	(1,540)	(83,006)
SPDR S&P Retail ETF	(2,003)	(86,429)
SPDR S&P Semiconductor ETF	(3,180)	(298,570)
Technology Select Sector SPDR Fund	(1,232)	(103,081)
United States Oil Fund LP	(1,207)	(13,639)
Utilities Select Sector SPDR Fund	(2,488)	(159,854)
VanEck Vectors Semiconductor ETF	(2,385)	(304,064)
WisdomTree Europe Hedged Equity Fund	(1,011)	(68,768)
Total Short Exchange Traded Funds
Proceeds $(4,973,490)		(5,093,606)
Total Securities Sold Short
Proceeds $(40,992,665) – (44.21)%		(42,055,841)
Total Investments
(Cost $53,500,882) – 57.74%		54,917,231
Other Assets In Excess Of Liabilities – 42.26%		40,196,891
Total Net Assets – 100.00%		$95,114,122

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2019

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, forward currency contracts swap contracts, and futures contracts. The total value of assets committed as collateral as of October 31, 2019, is $51,074,954.

(d)	100 shares per contract unless otherwise noted.
(e)	The rate quoted is the annualized seven-day effective yield as of October 31, 2019.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security. Please see Note 2 for more information.
(h)	Held in connection with a written option, see Schedule of Written Options for more details.
(i)	1 share per contract.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options
October 31, 2019

	Contracts (a)	Notional Amount	Value
CALL OPTIONS WRITTEN
Advanced Micro Devices, Inc.
Expiration: November 2019, Exercise Price: $32.00	(8)	$(27,144)	$(1,584)
American International Group, Inc.
Expiration: November 2019, Exercise Price: $52.50	(36)	(190,656)	(6,408)
Expiration: November 2019, Exercise Price: $57.50	(5)	(26,480)	(120)
Apple, Inc.
Expiration: November 2019, Exercise Price: $240.00	(2)	(49,752)	(1,775)
Autoliv, Inc.
Expiration: November 2019, Exercise Price: $80.00	(1)	(7,784)	(122)
EOG Resources, Inc.
Expiration: November 2019, Exercise Price: $76.00	(8)	(55,448)	(232)
Fox Corporation
Expiration: November 2019, Exercise Price: $35.00	(65)	(208,260)	(650)
Honeywell International, Inc.
Expiration: November 2019, Exercise Price: $172.50	(10)	(172,730)	(2,260)
Intel Corporation
Expiration: November 2019, Exercise Price: $55.00	(32)	(180,896)	(5,744)
Expiration: November 2019, Exercise Price: $57.00	(19)	(107,407)	(1,150)
Occidental Petroleum Corporation
Expiration: November 2019, Exercise Price: $43.00	(36)	(145,800)	(2,538)
ONEOK, Inc.
Expiration: December 2019, Exercise Price: $72.50	(23)	(160,609)	(1,495)
Packaging Corporation of America
Expiration: November 2019, Exercise Price: $115.00	(3)	(32,838)	(68)
Royal Caribbean Cruises Ltd.
Expiration: November 2019, Exercise Price: $117.00	(3)	(32,649)	(11)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: December 2019, Exercise Price: $26.00	(80)	(168,960)	(520)
			(24,677)
PUT OPTIONS WRITTEN
2U, Inc.
Expiration: November 2019, Exercise Price: $15.00	(42)	(75,285)	(3,150)
Expiration: November 2019, Exercise Price: $17.50	(46)	(82,455)	(7,245)
AbbVie, Inc.
Expiration: November 2019, Exercise Price: $74.50	(1)	(7,955)	(42)
ABIOMED, Inc.
Expiration: December 2019, Exercise Price: $185.00	(1)	(20,758)	(353)
ASML Holding NV (b)
Expiration: December 2019, Exercise Price: $250.00	(7)	(183,379)	(3,465)
Axalta Coating Systems Ltd. (b)
Expiration: January 2020, Exercise Price: $26.00	(61)	(179,889)	(1,830)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options – Continued
October 31, 2019

	Contracts (a)	Notional Amount	Value
PUT OPTIONS WRITTEN (Continued)
Bed Bath & Beyond, Inc.
Expiration: December 2019, Exercise Price: $12.00	(64)	$(87,680)	$(3,456)
Consolidated Edison, Inc.
Expiration: November 2019, Exercise Price: $90.00	(16)	(147,552)	(1,240)
Cree, Inc.
Expiration: November 2019, Exercise Price: $44.00	(31)	(147,963)	(139)
DaVita, Inc.
Expiration: November 2019, Exercise Price: $50.00	(47)	(275,420)	(705)
Dominion Energy, Inc.
Expiration: November 2019, Exercise Price: $82.50	(49)	(404,495)	(5,021)
Elanco Animal Health, Inc.
Expiration: November 2019, Exercise Price: $26.00	(81)	(218,862)	(3,644)
Eli Lilly & Company
Expiration: November 2019, Exercise Price: $104.00	(33)	(376,035)	(413)
Fox Corporation
Expiration: November 2019, Exercise Price: $32.00	(63)	(201,852)	(5,512)
GW Pharmaceuticals plc
Expiration: November 2019, Exercise Price: $115.00	(1)	(13,382)	(220)
Hormel Foods Corporation
Expiration: November 2019, Exercise Price: $40.00	(46)	(188,094)	(1,150)
Invesco Solar ETF
Expiration: December 2019, Exercise Price: $26.00	(33)	(92,697)	(1,403)
iShares 20+ Year Treasury Bond ETF
Expiration: November 2019, Exercise Price: $131.00	(19)	(268,356)	(29)
McKesson Corporation
Expiration: December 2019, Exercise Price: $130.00	(1)	(13,300)	(460)
Royal Caribbean Cruises Ltd.
Expiration: November 2019, Exercise Price: $102.00	(6)	(65,298)	(294)
SoftBank Group Corporation (b)(c)
Expiration: December 2019, Exercise Price: $3,325.00	(4,726)	(183,368)	(871)
SPDR S&P 500 ETF Trust
Expiration: December 2019, Exercise Price: $275.00	(23)	(697,659)	(2,277)
Tiffany & Company
Expiration: November 2019, Exercise Price: $80.00	(2)	(24,902)	(1)
WEC Energy Group, Inc.
Expiration: November 2019, Exercise Price: $90.00	(11)	(103,840)	(385)
			(43,305)
TOTAL OPTIONS WRITTEN
(Premiums received $88,712)			$(67,982)

(a)	100 shares per contract unless otherwise noted.
(b)	Foreign security.
(c)	1 share per contract.
ETF – Exchange Traded Fund
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Forward Currency Contracts*
October 31, 2019

							Unrealized
Settlement	Currency to		Value	Currency to		Value	Appreciation
Date	be Delivered		(USD)	be Received		(USD)	(Depreciation)**
11/29/19	311,865	BRL	$77,619	78,082	USD	$78,082	$463
11/29/19	78,107	USD	78,107	311,865	BRL	77,619	(488)
11/5/19	5,352	USD	5,352	577,713	JPY	5,351	(1)
			$161,078			$161,052	$(26)

BRL – Brazilian Real
JPY – Japanese Yen
USD – U.S. Dollar

*	Morgan Stanley is the counterparty for all open forward currency contracts held by the Fund as of October 31, 2019.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Swap Contracts
October 31, 2019

								Value and
			Pay/Receive			Number of		Unrealized
		Maturity	Financing	Financing	Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Air France-KLM	10/6/21	Pay	0.600%+	Monthly	5,120	$61,033	$4,125
				1 Day EONIA(3)

Morgan Stanley	AXA	12/1/20	Pay	0.600%+	Monthly	1,778	47,066	(871)
				1 Day EONIA(3)

Morgan Stanley	EDF Energy	7/1/20	Pay	0.600%+	Monthly	274	2,831	(1,381)
				1 Day EONIA(3)

Morgan Stanley	GVC Holdings plc	7/12/21	Pay	0.600%+	Monthly	2,703	31,184	6,440
				1 Day SONIA(1)

Morgan Stanley	High Beta Cyclicals	3/22/21	Pay	0.500%+	Monthly	553	24,169	977
				FED(2)

Morgan Stanley	Just Eat plc	9/29/21	Pay	0.600%+	Monthly	19,133	182,188	21,665
				1 Day SONIA(1)

Morgan Stanley	The Morgan Stanley	7/20/21	Pay	0.850%	Monthly	3,236	221,019	(3,373)
	Cyclicals vs. Defensives			Fixed Rate

Morgan Stanley	SSE plc	7/28/21	Pay	0.600%+	Monthly	306	5,091	(16)
				1 Day SONIA(1)

Morgan Stanley	Tax Loss 2019 Basket	10/25/21	Pay	0.500%+	Monthly	3,442	367,522	2,126
				FED(2)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	BBB Downgrade	7/22/20	Receive	(0.400)%+	Monthly	(3,720)	(357,477)	(7,426)
	Basket			FED(2)

Morgan Stanley	Cineworld Group plc	7/12/21	Receive	(0.500)%+	Monthly	(12,087)	(34,830)	723
				1 Day SONIA(3)

Morgan Stanley	Hitachi, Ltd.	9/8/21	Receive	(0.400)%+	Monthly	(7,442)	(79,535)	(7,509)
				TONAR(4)

Morgan Stanley	International	10/12/21	Receive	(0.500)%+	Monthly	(2,783)	(19,157)	(3,511)
	Consolidated Airlines			1 Day SONIA(3)
	Group, S.A.

Morgan Stanley	Infotech Basket	6/29/20	Receive	(0.450)%+	Monthly	(3,999)	(465,738)	(3,454)
				FED(2)

Morgan Stanley	JBS S.A.	8/16/21	Receive	(1.100)%+	Monthly	(2,002)	(14,122)	(1,902)
				FED(2)

Morgan Stanley	The Morgan Stanley	7/20/21	Receive	(0.850)%	Monthly	(1,641)	(112,080)	(5,643)
	U.S. Cyclicals			Fixed Rate
	vs. Defensives

Morgan Stanley	The Morgan Stanley	4/1/20	Receive	(0.700)%+	Monthly	(4,526)	(623,584)	(169)
	U.S. Growth			FED(2)
	Long Basket

Morgan Stanley	The Morgan Stanley	4/1/20	Receive	(0.400)%+	Monthly	(1,165)	(160,357)	6,583
	U.S. Momentum			FED(2)
	Long Basket

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Swap Contracts – Continued
October 31, 2019

			Pay/Receive					Value and
			Total Return			Number of		Unrealized
		Maturity	on Reference	Financing	Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Entity	Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan Stanley	SAAS Basket	7/22/20	Receive	(0.300)%+	Monthly	(385)	$(124,692)	$650
				FED(2)

Morgan Stanley	Software Basket	6/29/20	Receive	(0.400)%+	Monthly	(2,187)	(201,022)	1,817
				FED(2)
								$9,851

(1)	Sterling OverNight Index Average
(2)	Federal Funds Rate
(3)	Euro OverNight Index Average
(4)	Bank of Japan Estimate Unsecured Overnight Call Rate
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts
October 31, 2019

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
LONG FUTURES CONTRACTS
11/20/19	CBOE Volatility Index	4	$61,100	$(10,223)
12/19/19	CBT 10-Year U.S. Treasury Bond	134	13,630,850	(178,264)
12/19/19	CBT Long Term U.S. Treasury Bond	11	1,503,713	(37,150)
12/19/19	CBT Ultra Long Term U.S. Treasury Bond	81	9,410,898	(491,883)
12/20/19	E-Mini S&P 500	41	6,223,390	353,605
12/20/19	E-Mini S&P MidCap 400	32	6,256,000	(34,212)
2/14/20	Lean Hogs	3	87,992	(1,081)
12/31/19	Live Cattle	1	46,888	2,867
11/1/19	LME Aluminum	12	526,950	(3,161)
11/29/19	LME Aluminum	2	88,257	951
12/3/19	LME Aluminum	1	44,161	470
12/10/19	LME Aluminum	2	88,434	(2,172)
12/12/19	LME Aluminum	1	44,188	(965)
1/3/20	LME Aluminum	2	87,645	1,738
1/15/20	LME Aluminum	16	700,800	(16,634)
11/1/19	LME Copper	1	147,056	3,503
11/14/19	LME Copper	1	144,391	1,958
12/3/19	LME Copper	1	144,649	(1,485)
12/16/19	LME Copper	1	144,719	(2,034)
12/17/19	LME Copper	1	144,706	1,603
11/7/19	LME Nickel	3	300,294	14,336
11/8/19	LME Nickel	2	200,208	9,630
11/1/19	LME Zinc	3	192,675	18,572
3/12/20	Low Sulphur Gas Oil	4	222,900	(2,501)
3/7/20	NY Harbor ULSD	7	540,813	(9,240)
1/29/20	Platinum	6	280,110	(8,705)
1/14/20	Soybean	8	372,900	(323)
3/1/20	Sugar No. 11	9	125,798	5,530
3/13/20	Wheat	36	926,550	27,584
2/1/20	WTI Crude	14	758,240	36,506
3/1/20	WTI Crude	11	593,120	(97)
			$44,040,395	$(321,277)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts – Continued
October 31, 2019

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
SHORT FUTURES CONTRACTS
3/16/20	Cocoa	(1)	$(24,460)	$337
11/1/19	LME Aluminum	(12)	(526,950)	11,537
11/29/19	LME Aluminum	(2)	(88,257)	1,883
12/3/19	LME Aluminum	(1)	(44,161)	955
12/10/19	LME Aluminum	(2)	(88,434)	1,960
12/12/19	LME Aluminum	(1)	(44,188)	992
11/1/19	LME Copper	(1)	(147,056)	(4,325)
11/7/19	LME Nickel	(3)	(300,294)	(36,843)
11/8/19	LME Nickel	(2)	(200,208)	(3,294)
11/1/19	LME Zinc	(3)	(192,675)	(7,943)
12/12/19	Low Sulphur Gas Oil	(4)	(225,400)	3,099
12/7/19	NY Harbor ULSD	(7)	(551,485)	12,457
12/27/19	Palladium	(2)	(351,120)	(53,225)
12/13/19	Wheat	(40)	(1,017,500)	(41,302)
1/1/20	WTI Crude Oil	(15)	(813,750)	(36,426)
			$(4,615,938)	$(150,138)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

(This Page Intentionally Left Blank.)

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities
October 31, 2019

ASSETS:
Investments, at value (Cost $94,493,547)	$96,973,072
Cash	100,000
Foreign currency, at value (Cost $556,635)	563,702
Deposits at broker for securities sold short	37,755,188
Deposits for futures	1,301,558
Collateral for swap contracts	605,000
Receivable for investments sold	11,050,189
Variation margin for futures contracts	330,216
Receivable for unsettled open futures contracts	70,091
Dividends and interest receivable	55,406
Receivable for fund shares sold	11,448
Receivable for swap contracts, net	9,851
Prepaid expenses and other receivables	42,952
Total assets	148,868,673

LIABILITIES:
Securities sold short, at value (Proceeds of $40,992,665)	42,055,841
Written option contracts, at value (Premiums received $88,712)	67,982
Payable for investments purchased	11,273,457
Payable for unsettled open futures contracts	78,860
Payable to Adviser	76,177
Dividends and interest payable for securities sold short	45,657
Payable for custodian fees	41,872
Payable for fund administration and fund accounting fees	31,382
Payable for transfer agent fees and expenses	15,586
Payable for compliance fees	2,384
Payable for trustees’ fees	2,383
Distribution and shareholder servicing fees payable	1,514
Payable for forward currency contracts, net	26
Accrued expenses and other liabilities	61,430
Total liabilities	53,754,551
NET ASSETS	$95,114,122
NET ASSETS CONSISTS OF:
Paid-in capital	$88,233,289
Total distributable earnings	6,880,833
Total net assets	$95,114,122

	Class K	Investor
	Shares	Class Shares
Net assets	$89,627,112	$5,487,010
Shares issued and outstanding(1)	7,967,198	491,737
Net asset value, offering, and redemption price per share(2)	$11.25	$11.16

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations
For the Year Ended October 31, 2019

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $2,179)	$2,148,218
Interest income, including broker interest on short positions	1,402,010
Total investment income	3,550,228
EXPENSES:
Investment advisory fees (See Note 3)	1,349,898
Dividends on securities sold short	1,023,142
Borrowing expense on securities sold short	427,818
Custodian fees (See Note 3)	269,428
Fund administration and fund accounting fees (See Note 3)	197,395
Transfer agent fees (See Note 3)	92,647
Audit fees	56,000
Interest on securities sold short	41,625
Federal and state registration fees	34,527
Legal fees	18,440
Compliance fees (See Note 3)	13,939
Reports to shareholders	12,615
Distribution fees – Investor Class (See Note 5)	11,854
Trustees’ fees (See Note 3)	10,358
Other	8,730
Shareholder servicing fees – Investor Class (See Note 5)	4,742
Total expenses before reimbursement	3,573,158
Less: Expense reimbursement by Adviser (see Note 3)	(712,179)
Net expenses	2,860,979
NET INVESTMENT INCOME	689,249
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	4,825,382
Securities sold short	(3,136,832)
Written option contracts expired or closed	112,561
Swap contracts	44,346
Futures contracts	4,068,132
Forward currency contracts	(1,388)
Foreign currency transactions	(8,235)
Net realized gain	5,903,966
Net change in unrealized appreciation/depreciation on:
Investments	4,223,176
Securities sold short	(1,485,632)
Written option contracts	30,614
Swap contracts	(88,968)
Futures contracts	1,388,191
Forward currency contracts	(26)
Foreign currency translation	2,754
Net change in unrealized appreciation/depreciation	4,070,109
Net realized and change in unrealized gain on investments	9,974,075
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,663,324

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2019	October 31, 2018
OPERATIONS:
Net investment income	$689,249	$67,321
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
futures contracts, forward currency contracts,
and foreign currency transactions	5,903,966	4,065,832
Change in unrealized appreciation/depreciation on investments, securities sold short, written option contracts, swap contracts, futures contracts, forward currency contracts,
and foreign currency translation	4,070,109	(3,487,662)
Net increase in net assets resulting from operations	10,663,324	645,491

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(3,518,998)	(959,500)
Investor Class	(177,276)	(53,765)
Total distributions to shareholders	(3,696,274)	(1,013,265)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	2,521,846	49,789,966

NET INCREASE IN NET ASSETS	9,488,896	49,422,192

NET ASSETS:
Beginning of year	85,625,226	36,203,034
End of year	$95,114,122	$85,625,226

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets – Continued

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	For the Year Ended		For the Year Ended
	October 31, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Class K:
Issued	679,776	$7,281,352	5,430,465	$56,974,344
Issued to holders in
reinvestment of dividends	244,955	2,429,956	49,353	509,813
Redeemed	(766,787)	(8,182,577)	(847,413)	(8,854,310)
Redemption fees	—	—	—	1,293
Net increase in Class K	157,944	$1,528,731	4,632,405	$48,631,140
Investor Class:
Issued	109,416	$1,157,963	115,965	$1,209,120
Issued to holders in
reinvestment of dividends	17,961	177,276	5,215	53,765
Redeemed	(33,138)	(342,134)	(10,040)	(104,081)
Redemption fees	—	10	—	22
Net increase in Investor Class	94,239	$993,115	111,140	$1,158,826
Net increase in shares outstanding	252,183	$2,521,846	4,743,545	$49,789,966

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows
For the Year Ended October 31, 2019

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$10,663,324
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchases of investments	(451,682,256)
Sales of short-term investments, net	12,972,070
Proceeds from sales of investments	431,943,805
Amortization and accretion of premium and discount	670
Increase in variation margin for futures contracts	(401,416)
Decrease in receivable for investments sold	792,543
Decrease in receivable for swap contracts	88,968
Increase in payable for forward currency contracts	26
Increase in payable to Adviser	17,845
Decrease in dividends and interest receivable	42,976
Decrease in prepaid expenses and other receivables	7,341
Proceeds from securities sold short	472,696,248
Purchases to cover securities sold short	(460,865,418)
Premiums received on written option contracts	1,067,970
Written option contracts expired or closed	(829,127)
Increase in payable for investments purchased	413,957
Increase in payable for fund administration and fund accounting fees	6,095
Decrease in payable for custodian fees	(495)
Increase in payable for transfer agent fees and expenses	625
Increase in net payable for unsettled futures contracts	8,769
Increase in dividends and interest payable for securities sold short	20,123
Increase in payable for compliance fees	387
Decrease in payable for trustees' fees	(6)
Increase in distribution and shareholder servicing fees payable	634
Decrease in accrued expenses and other liabilities	(7,320)
Decrease in payable for borrowing cost on securities sold short	(37,935)
Net realized gain on investments	(4,825,382)
Net realized loss on securities sold short	3,136,832
Net realized gain on written option contracts expired or closed	(112,561)
Net realized loss on foreign currency transactions	8,235
Change in unrealized appreciation/depreciation on investments	(4,223,176)
Change in unrealized appreciation/depreciation on securities sold short	1,485,632
Change in unrealized appreciation/depreciation on written option contracts	(30,614)
Change in unrealized appreciation/depreciation on foreign currency translation	(2,754)
Net cash from operating activities	12,356,615

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows – Continued
For the Year Ended October 31, 2019

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$8,427,867
Payment for shares redeemed	(8,524,701)
Cash distributions paid to shareholders	(1,089,042)
Net cash used in financing activities	(1,185,876)
Net change in cash, foreign currency and restricted cash	$11,170,739
CASH, FOREIGN CURRENCY AND RESTRICTED CASH:
Beginning Balance	$29,154,709
Ending Balance	$40,325,448
SUPPLEMENTAL DISCLOSURES:
Borrowing expense on securities sold short	$465,753
Non-cash financing activities – reinvestment of distributions	$2,607,232
Non-cash financing activities – increase in receivable for Fund shares sold	$11,448

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND
FOREIGN CURRENCY AT THE BEGINNING OF YEAR TO THE
STATEMENT OF ASSETS AND LIABILITIES
Cash	$100,001
Foreign currency, at value	(63,852)
Deposit with brokers
Deposits for swaps	305,000
Deposits for futures	769,713
Deposits at brokers for securities sold short and written options contracts	2,022,323
Short sale proceeds	26,021,524

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH
AND FOREIGN CURRENCY AT THE END OF YEAR TO THE
STATEMENT OF ASSETS AND LIABILITIES
Cash	$100,000
Foreign currency, at value	563,702
Deposit with brokers
Collateral for swap contracts	605,000
Deposits for futures	1,301,558
Deposits at broker for securities sold short	37,755,188

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Year Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
Class K	2019	2018	2017	2016(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$10.44	$10.45	$10.40	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.08	0.01	(0.10)	(0.05)
Net realized and unrealized gain on investments	1.18	0.17	0.59	0.45
Total from investment operations	1.26	0.18	0.49	0.40

LESS DISTRIBUTIONS:
From net investment income	(0.21)	—	(0.05)	—
From net realized gains	(0.24)	(0.19)	(0.39)	—
Total distributions	(0.45)	(0.19)	(0.44)	—
Redemption fees	—	0.00 (4)	—	—
Net asset value, end of period	$11.25	$10.44	$10.45	$10.40

TOTAL RETURN(5)	12.76%	1.61%	4.97%	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$89,627	$81,498	$33,214	$2,701
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	3.95%	4.25%	8.70%	12.86%
After expense reimbursement(6)(7)	3.16%	3.27%	3.37%	3.44%
Ratio of dividends, interest, and borrowing expense on
securities sold short to average net assets(6)	1.66%	1.77%	1.69%	1.29%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing
expense on securities sold short(6)(7)	1.50%	1.50%	1.68%	2.15%
Ratio of net investment
income (loss) to average net assets(6)(7)	0.78%	0.11%	(0.96)%	(0.53)%
Portfolio turnover rate(5)(8)	585%	700%	494%	304%

(1)	Inception date of Class K was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the periods.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short term options, swap contracts, forward currency, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Year Ended	Year Ended	Period Ended
Investor Class	October 31, 2019	October 31, 2018	October 31, 2017(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$10.38	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.05	(0.02)	(0.07)
Net realized and unrealized gain on investments(9)	1.18	0.15	0.52
Total from investment operations	1.23	0.13	0.45

LESS DISTRIBUTIONS:
From net investment income	(0.21)	—	—
From net realized gains	(0.24)	(0.19)	—
Total distributions	(0.45)	(0.19)	—
Redemption fees	0.00 (4)	0.00 (4)	—
Net asset value, end of period	$11.16	$10.38	$10.44

TOTAL RETURN(5)	12.36%	1.22%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,487	$4,128	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.30%	4.60%	11.46%
After expense reimbursement(6)(7)	3.51%	3.62%	3.96%
Ratio of dividends, interest, and borrowing expense on
securities sold short to average net assets(6)	1.66%	1.77%	1.95%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing expense
on securities sold short(6)(7)	1.85%	1.85%	2.01%
Ratio of net investment
income (loss) to average net assets(6)(7)	0.43%	(0.24)%	(1.02)%
Portfolio turnover rate(5)(8)	585%	700%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the periods.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short term options, swap contracts, forward currency, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

(9)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share  transactions for the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements
October 31, 2019

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital losses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of October 31, 2019, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2019

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).   These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share.  To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the

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Notes to the Financial Statements – Continued
October 31, 2019

various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$42,224,684	$1,042,613	$865	$43,268,162
Long Convertible Preferred Stocks(1)	239,922	—	—	239,922
Long Exchange Traded Funds	42,669,947	—	—	42,669,947
Long Warrants(3)	—	—	—	—
Purchased Call Options	15,547	150,685	—	166,232
Purchased Put Options	2,525	115,522	—	118,047
Long Short-Term Investments	10,510,762	—	—	10,510,762
Swap Contracts(2)	—	9,851	—	9,851
	$95,663,387	$1,318,671	$865	$96,982,923

Liabilities
Short Common Stocks(1)	$(35,558,754)	$(1,403,481)	$—	$(36,962,235)
Short Exchange Traded Funds	(5,093,606)	—	—	(5,093,606)
Written Call Options	(6,531)	(18,146)	—	(24,677)
Written Put Options	(573)	(42,732)	—	(43,305)
Forward Currency Contracts(2)	—	(26)	—	(26)
Futures Contracts(2)	—	(471,415)	—	(471,415)
	$(40,659,464)	$(1,935,800)	$—	$(42,595,264)

(1)	Please refer to the Schedules of Investments to view long and short common stocks/convertible preferred stocks segregated by industry type.
(2)
Swap contracts, future contracts and forward currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Open Swap, Open Forward Currency, and Open Futures contracts.

(3)	Amount is less than $0.50.

For the period ended October 31, 2019, there were no transfers into or out of Level 3.

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Notes to the Financial Statements – Continued
October 31, 2019

Level 3 Reconciliation Disclosure

The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stock	Warrants
Balance as of October 31, 2018	$865	$—
Purchases of Investments	—	34
(Sales) of Investments	—	—
Realized Gain (Loss)	—	(17)
Transfers Into Level 3	—	—
Change in Unrealized Appreciation (Depreciation)	—	(17)
Balance as of October 31, 2019	$865	$— *

*	The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at October 31, 2019 is $(17).

Significant unobservable valuation inputs monitored by the Valuation Committee under the supervision of the Board for Level 3 investments as of October 31, 2019 are as follows:

Range/Weighted
	Fair Value at	Valuation	Unobservable	Expected	Distribution	Average
Description	October 31, 2019	Technique	Input	Distribution	Amount	Unobservable Input
Common Stock	$865	Expected Final	Final	$865	$0.4067	$0.40 – 0.42
		Distribution	Distribution
Warrants	—	—	—	—	—	—

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current fair value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund

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Notes to the Financial Statements – Continued
October 31, 2019

is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. Receivable from brokers on the Statement of Assets and Liabilities represents collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

F.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

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Notes to the Financial Statements – Continued
October 31, 2019

G.  Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward currency contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into futures contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At year end, the unrealized appreciation and depreciation on LME futures contracts is shown as a receivable for unsettled open futures contracts and payable for unsettled futures contracts, respectively, on the Statement of Assets and Liabilities. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 Q. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the year ended October 31, 2019, the Fund entered into both long and short equity swap contracts. The Fund may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”), Bank of Japan Estimate Unsecured Overnight Call Rate (“TONAR”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty

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Notes to the Financial Statements – Continued
October 31, 2019

any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR or FED (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 Q. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

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Notes to the Financial Statements – Continued
October 31, 2019

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (see Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2019

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended October 31, 2019, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	3,877	$18,295,740
Written Option Contracts	1,255	3,716,405
Long Total Return Swap Contracts	15,169	355,762
Short Total Return Swap Contracts	32,637	1,803,783
Long Futures Contracts	367	36,595,696
Short Futures Contracts	38	1,875,467
Long Forward Contracts	2	27,798
Short Forward Contracts	2	27,780

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2019:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets		Liabilities
Purchased Option Contracts
Equity	Investments, at value	$284,279		$—
Written Option Contracts
Equity	Written option contracts, at value	—		67,982
Swap Contracts
Equity	Receivable for swap contracts	9,851		—
Forward Currency Contracts	Payable for forward
Foreign Exchange	currency exchange contracts	—		26
Futures Contracts
Commodity	Receivable/Payable for unsettled
	open futures contracts*	71,435	*	78,860
Equity	Variation margin for futures contracts	—		70,440
Interest rate	Variation margin for futures contracts	399,312		—
Total Futures Contracts		470,747		149,300
Total fair value of
derivative instruments		$764,877		$217,308

* Includes variation margin on unsettled futures contracts.

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Notes to the Financial Statements – Continued
October 31, 2019

The Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2019:

	Net of Realized Gain (Loss) on Derivatives

	Purchased	Written			Forward
	Option	Option	Swap	Futures	Currency
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(173,756)	$112,561	$44,346	$(390,453)	$—	$(407,302)
Commodity Contracts	—	—	—	150,474	—	150,474
Interest Rate Contracts	—	—	—	4,308,111	—	4,308,111
Foreign Exchange Contracts	—	—	—	—	(1,388)	(1,388)
Total	$(173,756)	$112,561	$44,346	$4,068,132	$(1,388)	$4,049,895

	Net Change in Unrealized Appreciation/Depreciation on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(116,788)	$30,614	$(88,968)	$1,259,056	$—	$1,083,914
Commodity Contracts	—	—	—	(73,289)	—	(73,289)
Interest Rate Contracts	—	—	—	202,424	—	202,424
Foreign Exchange Contracts	—	—	—	—	(26)	(26)
Total	$(116,788)	$30,614	$(88,968)	$1,388,191	$(26)	$1,213,023

*	The amounts disclosed are included in net realized gain (loss) on investments.
**	The amounts disclosed are included in net change in unrealized appreciation/depreciation on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Class A and Investor Class (see Note 5), shareholder servicing fees – Class A, Class I and Investor Class (see Note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation), do not exceed 1.50% of the Fund’s average daily net assets. As of October 31, 2019, Class A shares and Class I shares are not available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2019

60 days written notice and approval by the Board and the Adviser with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2020	$677,698
10/31/2021	693,183
10/31/2022	712,179

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is affiliated with Fund Services and the Custodian. This same Trustee is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments*	$57,471,733
Gross unrealized appreciation	$4,137,145
Gross unrealized depreciation	(6,657,517)
Net unrealized depreciation	(2,520,372)
Undistributed ordinary income	6,741,313
Undistributed long-term capital gain	2,901,854
Other accumulated losses	(241,962)
Total distributable earnings	$6,880,833

*
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles, derivatives, securities sold short, constructive sales and passive foreign investment companies.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2019

As of October 31, 2019, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes and the use of tax equalization. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2019 the following table shows the reclassifications made:

Total
Distributable
Earnings	Paid-in Capital
$(387,085)	$387,085

The tax character of distributions paid for the years ended October 31, 2019 and October 31, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2019	$3,696,274	$—	$3,696,274
2018	825,809	187,456	1,013,265

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2019

indirect financial interest in the Plan or any related agreement. As of October 31, 2019, Class A shares are not available. For the year ended October 31, 2019, the Investor Class incurred expenses of $11,854 pursuant to the Plan.

In addition, pursuant to a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the year ended October 31, 2019, the Investor Class incurred expenses of $4,742 to the plan. As of October 31, 2019, Class A and Class I shares are not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distribution and shareholder servicing fees are not subject to the Operating Expenses Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expenses Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	445,731,529	426,525,600

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2019

		Gross	Net Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$45,106	$35,255	$9,851	$—	$—	$9,851
Forward Currency Contracts	463	463	—	—	—	—
Futures Contracts	508,790	108,483	400,307	78,860	—	321,447
	$554,359	$144,201	$410,158	$78,860	$—	$331,298

Liabilities:
Description
Written Option Contracts	$67,982	$—	$67,982	$—	$67,982	$—
Swap Contracts	35,255	35,255	—	—	—	—
Futures Contracts	187,343	108,483	78,860	78,860	—	—
Forward Currency Contracts	489	463	26	—	26	—
	$291,069	$144,201	$146,868	$78,860	$68,008	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2019, affiliates of the Adviser owned 28.58% of the outstanding shares of the Fund and National Financial Services, for the benefit of its customers, owned 62.56% of the outstanding shares of the Fund.

9.  SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

As of November 22, 2019, Jennifer E. Kienbaum no longer serves as Chief Compliance Officer and Anti-Money Laundering Officer. As of November 26, 2019, Donna M. Barrette has replaced Ms. Kienbaum as Chief Compliance Officer and Anti-Money Laundering Officer.

The 1.00% redemption fee was eliminated as of November 22, 2019.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

On December 20, 2019, the Fund declared a long-term capital gain distribution of $0.35142 per share for the Investor Class and Class K; a short-term capital gain distribution of $0.72072 per share for the Investor Class and Class K; and an income distribution of $0.08302548 and $0.10871589 per share for the Investor Class and Class K, respectively; all payable on December 20, 2019 to the shareholders of record on December 19, 2019.

WEISS ALTERNATIVE BALANCED RISK FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Weiss Alternative Balanced Risk Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, written options, open forward currency contracts, open swap contracts, and open futures contracts, of Weiss Alternative Balanced Risk Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2019

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2019

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At an in-person meeting held on July 24, 2019 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Weiss Alternative Balanced Risk Fund (the “Fund”), and Weiss Multi-Strategy Advisers, LLC (“Weiss”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Weiss to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Weiss provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Weiss included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Weiss, including Weiss’ portfolio managers and other personnel, and the investment practices and techniques used by Weiss in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Weiss and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Weiss’ profitability and economies of scale; and (v) other ancillary or “fall-out” benefits Weiss and/or its affiliates may receive based on their relationships with the Fund. In addition to the Meeting, the Board met telephonically on July 12, 2019 with Fund Services to discuss the materials that had been furnished by Weiss in response to the information requests.  The Board also met periodically over the course of the year. At these meetings, representatives of Weiss furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Weiss, and compliance and operational matters related to the Fund and Weiss.

In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with Weiss. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent And Quality of Services to be Provided to the Fund

The Board considered the nature, extent and quality of services provided to the Fund by Weiss under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Weiss’ investment process and portfolio strategy for the Fund, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board noted that Weiss had been managing the Fund’s portfolio since its inception.

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2019

The Board evaluated the ability of Weiss, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered Weiss’ compliance program and its compliance record since the inception of the Fund, noting no material deficiencies.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Weiss is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

Investment Performance

The Board considered the Fund’s investment performance information as of December 31, 2018 as compared to its benchmark index, the Bloomberg Barclays US Aggregate Bond Index, and noted that the Fund’s Class K shares outperformed the index for the one-year, three-year and since inception periods. The Board also noted that the Fund’s Investor Class shares underperformed the index for the one-year period and outperformed the index since inception.  Additionally, the Board considered the Fund’s investment performance for the year-to-date, one-year and three-year periods ended March 31, 2019 as compared to a peer group derived from funds in the Morningstar, Inc. (“Morningstar”) US Fund Multialternative Funds category.  The Trustees noted that the Fund’s Class K and Investor Class shares outperformed the Morningstar peer group average and median for all such applicable periods.

After considering the investment performance information described above, the Trustees concluded that the performance obtained by Weiss for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from Weiss’s continued management.

Fees and Expenses

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Weiss for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by Fund Services in consultation with Weiss. The Board noted that the Management Fee Rate was higher than the Expense Group average and median.

The Board received and evaluated information about the nature and extent of responsibilities and duties assumed by Weiss. The Board also noted that Weiss reported that it does not manage any accounts using the same or similar strategy as that applied to the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including contractual and/or estimated management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board recognized that Weiss had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2019

interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% of the average daily net assets. The Board considered the net operating expense ratios in comparison to the average and median ratios of the Expense Group. The Board received a description of the methodology and screening criteria used by Fund Services to select the mutual funds and share classes in the Expense Group. The Board noted that the Fund’s net expense ratio for each of Class K and Investor Class shares was above both the average ratio and median ratio of the Expense Group.  The Board acknowledged that Weiss absorbs all expenses incurred by the Fund above its management fee, excepting any expenses not covered under the Expense Limitation Agreement.

Based on its consideration of the factors and information it deemed relevant, including the distinguishing features of the Fund as described above, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

Profitability and Economies of Scale

The Board requested and received a report on Weiss’ revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2019. The Board noted that Weiss has subsidized the Fund’s operations since inception, but has not yet recouped those subsidies. The Board further observed that Weiss’s profit from sponsoring the Fund had not been, and currently was not, excessive.

With respect to economies of scale, the Board reviewed the Fund’s operating history and noted that the Fund had experienced growth since it commenced operations. The Board then considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow. The Board was advised that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Weiss continues to expand its operations and the Fund grows.

Ancillary Benefits Derived from the Relationship with the Fund

The Board received and considered information regarding ancillary or “fall-out” benefits to Weiss as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, Weiss confirmed it had benefited firm-wide from research credits generated by Fund portfolio transactions over the past twelve months. Ancillary benefits could also include benefits potentially derived from an increase in Weiss’ business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Weiss, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Weiss were unreasonable.

Conclusions

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited)
October 31, 2019

TRUSTEES AND OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite Term;	Counsel, Kohlberg Kravis	1	Independent
(born 1961)		Since	Roberts & Co. L.P.		Trustee,
		September	(2013 – 2015).		Listed Funds
		2015.			Trust
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	1	Independent
(born 1956)		Since			Trustee,
		September			First Western
		2015.			Funds Trust
(Since
May 2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	1	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension Fund
		2015.	(2009 – 2017).

Interested Trustee

Dana L. Armour(3)	Chair,	Indefinite Term;	Senior Vice President,	1	None
(born 1968)	Trustee	Since	U.S. Bank (since 1988).
September
2015.

Officers of the Trust

Ryan L. Roell	President	Indefinite Term;	Assistant Vice	Not	Not
(born 1973)	and	Since	President, U.S.	Applicable	Applicable
	Principal	July	Bank Global Fund
	Executive	2019.	Services (since 2005).
Officer

Cullen O. Small	Vice	Indefinite Term;	Vice President, U.S. Bank	Not	Not
(born 1987)	President,	Since	Global Fund Services	Applicable	Applicable
	Treasurer	January	(since 2010).
	and	2019.
Principal
Financial
Officer

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2019

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Donna M. Barrette	Chief	Indefinite Term;	Senior Vice President and	Not	Not
(born 1966)	Compliance	Since	Compliance Officer (and	Applicable	Applicable
	Officer and	November	Other positions), U.S.
	Anti-Money	2019.	Bancorp Fund Services,
	Laundering		LLC since August 2004;
	Officer		Chief Compliance Officer
and Anti-Money Laundering
Officer of Professional
Managed Portfolios
(since 2011).

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bank Global	Applicable	Applicable
		June	Fund Services
		2019.	(since 2012).

Hailey S. Glaser	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1989)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2015);
		2019.	Audit Senior, Deloitte &
Touche LP
(2012 – 2015).

Kristen M. Pierson	Assistant	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1979)	Treasurer	Since	U.S. Bank Global Fund	Applicable	Applicable
		July	Services (since 2017);
		2019.	Lead Fund Accountant,
UMB Fund Services, Inc.
(2006 – 2017).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2019, the Trust was comprised of 9 active series (including the Fund) managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Armour is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she is a board member and an interested person of Quasar Distributors, LLC, the Fund's principal underwriter.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 5.38%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2019 was 5.35%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100%.

WEISS ALTERNATIVE BALANCED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue
NW Washington, DC 20001

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal years ended October 31, 2019 and October 31, 2018, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$35,000	$37,500
Audit-Related Fees	$0	$0
Tax Fees	$6,500	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    January 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    January 6, 2020

By (Signature and Title)      /s/Cullen Small
Cullen Small, Principal Financial Officer

Date    January 6, 2020